As filed with the Securities and Exchange Commission on September 1, 2010
1933 Act Registration No. 033-87762
1940 Act Registration No. 811-08918

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 55	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 56	☑

HC Capital Trust
(Exact Name of Registrant as Specified in Charter)
Five Tower Bridge, 300 Barr Harbor, Suite 500
West Conshohocken, PA 19428-2970
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code:
610-828-7200
Copies of communications to:

Laura Anne Corsell, Esq.	(With Copy To):
Montgomery, McCracken, Walker &	Audrey Talley, Esq.
Rhoads LLP	Drinker Biddle & Reath
123 South Broad Street	One Logan Square
Avenue of the Arts	18th and Cherry Streets
Philadelphia, PA 19109	Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

☑	Immediately upon filing pursuant to paragraph (b)
☐	On March 8, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	On March 8, 2010 pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	On (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

HC Capital Trust
Prospectus

Ticker Symbol
The U.S. Government Fixed Income Securities Portfolio	HCUAX

The U.S. Corporate Fixed Income Securities Portfolio	HCXAX

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCAAX
HC Advisors Shares
September 1, 2010
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Mutual Funds are:

NOT FDIC INSURED
May Lose Value	No Bank Guarantee

Table of Contents

Page
A summary of the risks, past performance and fees of each Portfolio
Portfolio Descriptions
The U.S. Government Fixed Income Securities Portfolio	3
The U.S. Corporate Fixed Income Securities Portfolio	5
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	7
Summary of Other Important Information Regarding Portfolio Shares	9
An overview of securities that may be purchased, investment techniques that may be used and the risks associated with them
More Information About Fund Investments and Risks	10
About the Trust’s governance and management framework
Fund Management	17
Your guide to an account in The HC Capital Trust
Shareholder Information	18
Purchases and Redemptions	18
Shareholder Reports and Inquiries	20
Dividends and Distributions	20
Federal Taxes	20
Selected Per Share Information
Financial Highlights	23
Information about those responsible for day-to-day investment decisions for the Portfolios
Specialist Manager Guide	24
For More Information	Back Cover

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The U.S. Government Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (a)	0.13%

Total Annual Portfolio Operating Expenses	0.55%

(a)	Based on estimated amounts for the current fiscal year.
Example: This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$56
3 Years	$176
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.
Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will

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be maintained at a level substantially equal to that of the Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Index, to replicate the interest rate sensitivity of the securities in the Index, or to approximate the exposure to cash in the Index from coupon payments, principal payments or called securities.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
•	Call/Prepayment Risk —When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

•	Interest Rate Risk — One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Management Risk —The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk — The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Investment Adviser
HC Capital Solutions (the “Adviser”) serves as the Portfolio’s primary investment adviser.
Investment Subadviser
Mellon Capital Management Corporation (“Mellon Capital”) is the investment subadviser (“Specialist Manager”) for the Portfolio.
Portfolio Managers:
Mr. David C. Kwan and Ms. Lisa M. O’Connor have co-managed the Portfolio since inception.

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The U.S. Corporate Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (a)	0.13%

Total Annual Portfolio Operating Expenses	0.68%

(a)	Based on estimated amounts for the current fiscal year.
Example: This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$69
3 Years	$218
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.
Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. The Portfolio will not invest more than 5% of its assets in the securities of any single issuer or more than 25% of its assets in any one corporate sub-sector.

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Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
•	Call/Prepayment Risk — When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk — An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk — One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio, including U.S. Government securities, will decline with changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles. U.S. Government securities can exhibit price movements resulting from changes in interest rates.

•	Liquidity Risk — At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk —The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk — The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Investment Adviser
HC Capital Solutions serves as the Portfolio’s primary investment adviser.
Investment Subadviser
Seix Investment Advisors LLC (“Seix”) is the Specialist Manager for the Portfolio.
Portfolio Managers:
James F. Keegan and Adrien Webb, CFA have co-managed the Portfolio since inception.

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The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Advisors Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (a)	0.13%

Total Annual Portfolio Operating Expenses	0.61%

(a)	Based on estimated amounts for the current fiscal year.
Example: This Example is intended to help you compare the cost of investing in the HC Advisors Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$62
3 Years	$195
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.
Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may also invest in asset-backed securities and U.S. Treasury and agency securities. Except for Treasury or agency debentures, pass-throughs or REMICs, no more than 5% of the Portfolio’s assets may be invested in the securities of a single issuer. Securities must be rated

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investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
•	Call/Prepayment Risk — When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk — An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk — One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk — At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk —The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk — The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Investment Adviser
HC Capital Solutions serves as the Portfolio’s primary investment adviser.
Investment Subadviser
BlackRock Financial Management, Inc. (“Blackrock”) is the Specialist Manager for the Portfolio.
Portfolio Managers:
Messrs. Akiva Dickstein and Matthew Kraeger have co-managed the Portfolio since inception.

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SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PORTFOLIO SHARES
Purchasing and Selling Your Shares
You may purchase HC Advisors Shares of the Portfolio only if you are a client of any financial intermediary (each an “Intermediary”) that (i) has entered into, and maintains, a client agreement with the Adviser; and (ii) acting in accordance with discretionary authority on behalf of such Intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. HC Advisors Shares of the Portfolios are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the HC Capital Trust (the “Trust”). You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.
The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.
Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.
For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”
Payment to Broker-Dealers and Other Financial Institutions
If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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More Information About Fund Investments and Risks
The U.S. Government Fixed Income Securities Portfolio
The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in derivative instruments, including fixed income futures contracts, fixed income options, interest rate swaps, total return swaps and credit default swaps. Such investments may be made to: invest in an asset class with greater efficiency and lower cost; add value when such instruments are attractively priced; adjust sensitivity to changes in interest rates; or adjust the overall credit risk of the Portfolio. Losses (or gains) involving futures contracts can sometimes be substantial.
Specialist Managers. Mellon Capital currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process	Mellon Capital employs a disciplined approach which seeks to add value over a benchmark. It begins by isolating the major ways of adding value in the fixed income markets and developing quantitative methods of measuring risk and return in those areas. The avenues of value that the firm attempts to add are in term structure (yield curve and duration management), sector allocation, quantitative credit modeling, and convexity modeling. In each of these areas, Mellon Capital has developed models and methodologies designed to measure and control risk.
The U.S Corporate Fixed Income Securities Portfolio
The Portfolio invests at least 80% of its net assets in investment-grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in Treasury obligations, including TIPS, agency debt, sovereign debt and other corporate obligations, including Yankee Bonds, 144A securities, preferred stock and trust preferred/capital notes.
Specialist Managers. Seix currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Seix Investment Selection Process	In making investment decisions for the Portfolio, Seix focuses its management efforts on the “bottom up” principle of security selection along with “top-down” strategies for sector allocation and yield curve structure using rigorous fundamental research as well as a series of proprietary and third party tools to identify value. Seix is organized into teams of portfolio managers and credit analysts along sectors. With diversified portfolios of well-researched companies, value-added security structures and sector rotation, Seix seeks to provide an attractive risk-adjusted return versus the benchmark over a market cycle.

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The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Portfolio invests at least 80% of its net assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may use futures, options and/or swaps in order to manage duration, yield curve and sector risk, or as a substitute for cash securities. The Portfolio may also purchase private placement or Rule 144A securities. Up to 5% of the Portfolio’s assets may be held in securities which were rated as investment-grade when purchased, but have since been downgraded. The Portfolio may purchase securities on a when-issued basis or for forward delivery and may enter into repurchase agreements.
Specialist Managers. BlackRock currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The BlackRock Investment Selection Process	BlackRock applies a controlled-duration, relative value sector rotation and security selection approach to the management of the Portfolio. The distinguishing feature of BlackRock’s investment management style has been the ability to generate alpha within a risk-controlled framework.

BlackRock’s investment approach represents a collaboration between the Portfolio Teams, who are responsible for setting the top-down asset allocation framework for portfolio construction and the Investment Teams, who are responsible for bottom-up idea generation, including research, analysis, and security selection.

BlackRock’s disciplined investment process seeks to add value through:
(1) asset allocation and relative value sector/sub-sector rotation and security selection, (2) rigorous quantitative analysis to the valuation of each security and of the portfolio as a whole, and (3) intense credit analysis and review. BlackRock does this while controlling portfolio duration within a narrow band relative to a benchmark index, and leveraging the judgment and experience of the Portfolio and Investment Teams. Asset allocation decisions reflect both the top-down macroeconomic analysis of the Portfolio Team and the bottom-up analysis conducted by the investment managers. The primary focus is on sector, sub-sector and security decisions; duration and yield curve decisions are secondary.

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Investment Risks and Strategies
The following is a summary of the types of investments that the Portfolio may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of the Portfolio’s securities, appears in the Statement of Additional Information.
About Fixed Income Securities. Fixed income securities — sometimes referred to as “debt securities” — include bonds, notes (including structured notes), loans, mortgage-backed and asset-backed securities, convertible and preferred securities as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors — the type of instrument, the issuer and the payment terms — will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.
Interest Rate Risk. Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be lower.
Call/Prepayment Risk and Extension Risk. Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, the Portfolios may have to reinvest these prepayments at the then prevailing lower rates, thus reducing their income. In the case of mortgage-backed or asset-backed issues — securities backed by pools of loans — payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.
Credit Risk. Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Portfolios if the Specialist Manager determines that their quality is comparable to rated issues.
When-issued Securities. Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.
Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure — the fact that their value is derived from the value of the underlying assets — these securities are

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particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed and asset-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans or unsecured lines of credit) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.
Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.
In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.
Mortgage Dollar Rolls. Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.
Securities Purchased At Discount. Securities that may be purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

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About Temporary Investment Practices. It is the intention of the Trust that the Portfolios be fully invested in accordance with their investment objectives and policies at all times. The Specialist Managers may attempt to maintain liquidity pending investment by investing up to 20% of the assets allocated to them by the Portfolio in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolios may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization and/or money market funds. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the respective Specialist Manager receiving assets to invest may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of the Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.
About Hedging Strategies. A Specialist Manager may, but is not obligated to, use certain strategies (“Hedging Strategies”) on behalf of a Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, each Specialist Manager may use Hedging Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts.
The Portfolios may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indexes or commodity indexes. Swaps may be used to manage the maturity and duration of a Portfolio or to gain exposure to a market without directly investing in securities traded in that market.
Use of the instruments noted above (collectively, “Hedging Instruments”) must be consistent with a Portfolio’s investment objective and policies. A Portfolio may not commit more than 5% of its net assets to margin deposits on futures contracts and premiums for options on futures contracts. The Portfolios may not use Hedging Instruments for speculative purposes. No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.
No assurances can be made that a Specialist Manager will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio employing such Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances. To the extent these strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates are changing in unexpected ways. A Portfolio may suffer losses disproportionate to the amount of its investments in these securities. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the

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hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.
About Other Permitted Instruments.
Temporary Investment Strategies. The Portfolios may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. To avoid potential leveraging effects of a Portfolio’s borrowings, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are in excess of 5% of the Portfolio’s total assets. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio’s total assets. The Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolios may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Portfolios will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of the Portfolio’s total assets.
Liquidity Risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
Market Risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable.
Investments in Other Investment Companies.
The Specialist Managers may also acquire, on behalf of the Portfolios, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of the respective Portfolio. The Portfolios may invest in these instruments to achieve market exposure pending direct investment in securities in accordance with the investment policies of the Portfolios, to hedge against the relative value of the securities in which the Portfolios primarily invest, or to facilitate the management of cash flows in or out of the Portfolios. Other investment company securities that may be acquired by the Portfolios include those of investment companies which invest in short-term money market instruments.
Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolios may invest in ETFs. Such ETFs are unaffiliated with the Portfolios.
Many ETFs seek to replicate the performance of a securities market index or a group of securities markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.
Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In

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particular, the Portfolios may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.
Disclosure of Portfolio Holdings
A complete list of the Portfolios’ holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolios’ policies and procedures with respect to disclosure of the Portfolios’ securities is provided in the Trust’s Statement of Additional Information (“SAI”).

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Fund Management
The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.
HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreement (“Advisory Agreement”) with the Trust. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although the Adviser advises the Board of Trustees with regard to investment matters, it is not responsible for day-to-day investment decisions for the Trust or its Portfolios. The Adviser is, however, responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios served by more than one Specialist Manager. Each of the Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Adviser may, from time to time, reallocate the assets of a multi-manager Portfolio among the Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. Under the Advisory Agreement, the Adviser does have direct authority to invest and reinvest the Trust’s assets but it does not currently do so. The Adviser is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.
The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission (“SEC”) that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The Trust’s shareholders have also approved this arrangement, however, the exemptive relief required from the SEC has not yet been obtained.
Officers of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets.
The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of December 31, 2009, approximately $17.9 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle.
Specialist Managers. Day-to-day investment decisions for the Portfolios are the responsibility of the Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the Portfolios, and subject to the general supervision of the Trust’s Board of Trustees, the Specialist Managers are responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for the Portfolios.
The Adviser is responsible for determining the appropriate manner in which to allocate assets to each Specialist Manager. The Adviser may increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so, in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a Portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selection processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.
A detailed description of the Specialist Manager currently serving the Portfolios is found in the “Specialist Manager Guide” included in this Prospectus.

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Shareholder Information
Purchases and Redemptions
Calculating NAV. Each Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NAV is calculated by adding the total value of the Portfolio’s investments and other assets attributable to HC Advisors Shares, subtracting its liabilities attributable to HC Advisors Shares and then dividing that figure by the number of outstanding HC Advisors Shares of the Portfolio:

NAV =	total assets — liabilities number of shares outstanding
The value of a Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust’s Board of Trustees.
Acceptance of Purchase Orders; Anti-Money Laundering Policy. Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.
If accepted by the Trust, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.
Multiple Class Portfolios. The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Advisors Shares. HC Advisor Shares are available for purchase by an Intermediary that (i) has entered into, and maintains, a client agreement with the Adviser; and (ii) is acting in accordance with discretionary authority on behalf of such Intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. HC Advisors Shares have service fees not applicable to the HC Strategic Shares.
Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar

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information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.
Identity Verification Procedures — Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.
Customer Information — The following information is required prior to opening an account:
a. Name;
b. Date of birth, for an individual;
c. Address, which shall be:
1) For an individual, a residential or business street address;
2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or
3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and
d. Identification Number, which shall be:
1) For a U.S. person, a taxpayer identification number; or
2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.
Customer Verification. As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.
If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.
Redeeming Your Shares. You may redeem your shares in the Portfolios on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared — normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of a Portfolio valued at $25,000 or more, each signature must be guaranteed.
Other Information about Purchases and Redemptions. Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

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The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of the Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.
The Trust may permit investors to purchase shares of a Portfolio “in kind” by exchanging securities for shares of the Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled — usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in the relevant Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.
The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.
Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolios may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.
Shareholder Reports and Inquiries. Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.
Dividends and Distributions. Any income the Portfolios receive is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on the Portfolios are paid monthly. Capital gains for the Portfolios, if any, are distributed at least annually.
Federal Taxes. The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.
Portfolio Distributions. Each Portfolio contemplates distributing as dividends each year all or substantially all of its net tax exempt income and its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions, other than tax-exempt interest dividends, regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and taxable net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes, at a rate as high as 35% (39.6% beginning in 2011), except as discussed below.

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Distributions attributable to the net capital gain of the Portfolios will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15% (20% beginning in 2011).
In 2010, but not in later years, distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of fifteen percent (15%), as long as certain requirements are met. In general, distributions paid by the Portfolios to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolios.
Distributions from the Portfolios will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
You will be notified annually of the tax status of distributions to you.
You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”
Sales or Exchanges. You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in a Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)
Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.
IRAs and Other Tax-Qualified Plans. One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other Tax-Qualified Plans are usually taxed as ordinary income.
Other Tax Exempt Investors. Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of the Portfolios. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in the Portfolios are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of the Portfolios.
Backup Withholding. The Portfolios may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolios that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.
U.S. Tax Treatment of Foreign Shareholders. Nonresident aliens, foreign corporations and other foreign investors in the Portfolios will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains and certain qualified interest income. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.
Portfolio distributions attributable to other categories of portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some

21

cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.
Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolios.
State and Local Taxes. You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.
Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at a maximum rate of 15% will sunset after 2010.
More information about taxes is in the Statement of Additional Information.

22

Financial Highlights
There are no financial highlights for the Portfolios as they had not yet commenced operations as of June 30, 2010.

23

Specialist Manager Guide
This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the Portfolios is available in the SAI.
BlackRock Financial Management, Inc. (“BlackRock”) serves as Specialist Manager for The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. BlackRock, which has managed fixed income assets since 1988 and is a registered investment adviser, is headquartered at 55 East 52nd Street, New York, NY, 10022. For its services to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, BlackRock is entitled to receive a fee of 0.175% of the average daily net assets of the first $200 million of that portion of the Portfolio allocated to BlackRock and 0.15% of the average daily net assets exceeding $200 million. As of June 30, 2010, BlackRock, together with its asset management affiliates, managed total assets of approximately $3.151 trillion. The portfolio management team is led by a team of investment professionals at BlackRock, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Akiva Dickstein and Matthew Kraeger.
Mr. Dickstein, Managing Director, is a member of the Multi-Sector & Mortgages Investment Management Group within BlackRock Fundamental Fixed Income and head of Mortgage Portfolios. Prior to joining BlackRock in 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. From 1993 to 2001, Mr. Dickstein was with Lehman Brothers, most recently as a Senior Vice President in Mortgage Derivatives Trading. Mr. Kraeger, Director, is a member of the Multi-Sector & Mortgages Investment Management Group within BlackRock Fundamental Fixed Income and a portfolio manager on the Mortgage Portfolio Team. Mr. Kraeger moved into his current role in the Portfolio Management Group in 2004. He began his investment career as an analyst in BlackRock’s Operations department in 2000.
BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc. Bank of America Corporation (Bank of America) owns approximately 34.0% of BlackRock, The PNC Financial Services Group (PNC) owns approximately 24.3%, Barclays Bank PLC (Barclays) owns approximately 19.7%, and institutional investors, employees and the public own approximately 22.0%. The approximate breakdown for voting common stock is as follows: Bank of America owns 3.7%, PNC owns 35.0%, Barclays owns 4.8%, and institutional investors, employees and the public own 56.5%. (NYSE:BLK).
Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The U.S. Government Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Freemont Street, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).
For its services to The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.12%.
Day-to-day investment decisions for that portion of The U.S. Government Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA and Lisa M. O’Connor, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital. with 20 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. O’Connor is also a Managing Director, Fixed Income, of Mellon Capital with 11 years of investment experience with the firm. She earned her M.B.A. from the University of California at Berkeley in 2002.
As of June 30, 2010, Mellon Capital had assets under management totaling approximately $170.6 billion, which includes overlay strategies.
Seix Investment Advisors LLC. (“Seix”), serves as the Specialist Manager of The U.S. Corporate Fixed Income Securities Portfolio. Seix, a wholly-owned subsidiary of RidgeWorth Capital Management, Inc. (“RidgeWorth”) began operating as a separate SEC registered investment adviser in March 2008. Its predecessor, Seix Investment Advisors, Inc. was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as its high grade, high yield fixed income investment management division. RidgeWorth is a wholly-owned subsidiary of SunTrust Banks, Inc. Seix is headquartered at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ, 07458. As of June 30, 2010, Seix managed assets of $24.7 billion, of which approximately $6.8 billion represented assets of mutual funds.

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For its services to The U.S. Corporate Fixed Income Securities Portfolio Seix receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.25% of the average daily net assets of the first $100 million of that portion of the Portfolio allocated to Seix and 0.20% of the average daily net assets exceeding $100 million.
Day-to-day investment decisions for the Portfolio are the responsibility of James F. Keegan, Chief Investment Officer and Head of the Investment Grade Group, and Adrien Webb, CFA, Managing Director and Senior Portfolio Manager. Mr. Keegan has been Chief Investment Officer and Head of the Investment Grade Group since March 2008, when he joined Seix. Before joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments. Mr. Webb has been with Seix and its predecessor firms since 2000. Before joining Seix Investment Advisors LLC, Mr. Webb was a Vice President and Portfolio Manager at Conning Asset Management.

25

HC Capital Trust
For More Information:
For more information about any of the Portfolios of the HC Capital Trust, please refer to the following documents, each of which is available without charge from the Trust:
Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:
The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustee’s basis for approval of the Advisory Agreement and for approval of the Specialist Manager’s advisory agreement is available in the Trust’s annual report dated June 30, 2010.
Statement of Additional Information (“SAI”):
The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.
To obtain copies of Shareholder Reports or the SAI, free of charge:
Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,
West Conshohocken, PA 19428-2970 (or call 800-242-9596)
Other Resources:
You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. The Trust does not have an internet web site.
Investment Company Act File No. 811-08918.

26

HC Capital Trust
Prospectus

Ticker Symbol
The U.S. Government Fixed Income Securities Portfolio	HCUSX

The U.S. Corporate Fixed Income Securities Portfolio	HCXSX

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	HCASX
HC Strategic Shares
September 1, 2010
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.
Any representation to the contrary is a criminal offense.
Mutual Funds are:

NOT FDIC INSURED
May Lose Value	No Bank Guarantee

Table of Contents

Page
A summary of the risks, past performance and fees of each Portfolio
Portfolio Descriptions
The U.S. Government Fixed Income Securities Portfolio	3
The U.S. Corporate Fixed Income Securities Portfolio	5
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	7
Summary of Other Important Information Regarding Portfolio Shares	9
An overview of securities that may be purchased, investment techniques that may be used and the risks associated with them
More Information About Fund Investments and Risks	10
About the Trust’s governance and management framework
Fund Management	17
Your guide to an account in The HC Capital Trust
Shareholder Information	18
Purchases and Redemptions	18
Shareholder Reports and Inquiries	20
Dividends and Distributions	20
Federal Taxes	20
Selected Per Share Information
Financial Highlights	23
Information about those responsible for day-to-day investment decisions for the Portfolios
Specialist Manager Guide	24
For More Information	Back Cover

2

The U.S. Government Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Government Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing in a diversified portfolio of primarily U.S. Treasury and government related fixed income securities.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.17%
Other Expenses (a)	0.13%

Total Annual Portfolio Operating Expenses	0.30%

(a)	Based on estimated amounts for the current fiscal year.
Example: This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$31
3 Years	$97
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.
Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Index. The Portfolio will attempt to be fully invested at all times in U.S.

3

Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Index, to replicate the interest rate sensitivity of the securities in the Index, or to approximate the exposure to cash in the Index from coupon payments, principal payments or called securities.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
•	Call/Prepayment Risk — When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. This risk should be low for the Portfolio as it invests mainly in securities that are not callable.

•	Interest Rate Risk — One of the primary risks associated with an investment in the Portfolio is the risk that the value of fixed income securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Management Risk —The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk — The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Investment Adviser
HC Capital Solutions (the “Adviser”) serves as the Portfolio’s primary investment adviser.
Investment Subadviser
Mellon Capital Management Corporation (“Mellon Capital”) is the investment subadviser (“Specialist Manager”) for the Portfolio.
Portfolio Managers:
Mr. David C. Kwan and Ms. Lisa M. O’Connor have co-managed the Portfolio since inception.

4

The U.S. Corporate Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Corporate Fixed Income Securities Portfolio is to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Other Expenses (a)	0.13%

Total Annual Portfolio Operating Expenses	0.43%

(a)	Based on estimated amounts for the current fiscal year.
Example: This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$44
3 Years	$138
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.
Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. The Portfolio will not invest more than 5% of its assets in the securities of any single issuer or more than 25% of its assets in any one corporate sub-sector.

5

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
•	Call/Prepayment Risk — When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk — An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Portfolio’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. The lower the rating of a debt security, the higher its credit risk. In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk — One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio, including U.S. Government securities, will decline with changes in interest rates. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles. U.S. Government securities can exhibit price movements resulting from changes in interest rates.

•	Liquidity Risk — At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk —The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk — The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Investment Adviser
HC Capital Solutions serves as the Portfolio’s primary investment adviser.
Investment Subadviser
Seix Investment Advisors LLC (“Seix”) is the Specialist Manager for the Portfolio.
Portfolio Managers:
James F. Keegan and Adrien Webb, CFA have co-managed the Portfolio since inception.

6

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Investment Objective
The investment objective of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio is to seek to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges	None
Maximum Redemption Fee	None
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.23%
Other Expenses (a)	0.13%

Total Annual Portfolio Operating Expenses	0.36%

(a)	Based on estimated amounts for the current fiscal year.
Example: This Example is intended to help you compare the cost of investing in the HC Strategic Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$37
3 Years	$116
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio had not yet commenced operations.
Principal Investment Strategies
The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may also invest in asset-backed securities and U.S. Treasury and agency securities. Except for Treasury or agency debentures, pass-throughs or REMICs, no more than 5% of the Portfolio’s assets may be invested in the securities of a single issuer. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase.

7

Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
•	Call/Prepayment Risk — When interest rates are declining, issuers of securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•	Credit Risk — An investment in the Portfolio also involves the risk that the issuer of a fixed income security that the Portfolio holds will fail to make timely payments of interest or principal, or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return. Changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. Credit risk is greater for lower quality or “junk bonds.” In addition, the securities of many U.S. Government agencies, authorities or instrumentalities in which the Portfolio may invest are neither issued nor guaranteed by the U.S. Government, and may be supported only by the ability of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

•	Interest Rate Risk — One of the primary risks associated with an investment in the Portfolio is the risk that the value of securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

•	Liquidity Risk — At times, certain securities may be difficult or impossible to sell at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Management Risk —The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Market Risk — The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table
Due to the fact that the Portfolio has not yet completed a full calendar year of operations, there is no performance history.
Investment Adviser
HC Capital Solutions serves as the Portfolio’s primary investment adviser.
Investment Subadviser
BlackRock Financial Management, Inc. (“Blackrock”) is the Specialist Manager for the Portfolio.
Portfolio Managers:
Messrs. Akiva Dickstein and Matthew Kraeger have co-managed the Portfolio since inception.

8

SUMMARY OF OTHER IMPORTANT INFORMATION REGARDING PORTFOLIO SHARES
Purchasing and Selling Your Shares
HC Strategic Shares are available to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services. HC Strategic Shares of the Portfolios are sold at their net asset value per share (“NAV”) next calculated after your purchase order is accepted by the HC Capital Trust (the “Trust”). You may redeem your shares in the Portfolio on any regular business day. Redemption requests for all or any portion of your account with the Trust must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative.
The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.
Tax Information
The Portfolio intends to make distributions each year. The Portfolio’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, regardless of how long you have held your shares.
For more information on purchasing and selling shares of the Portfolio and financial intermediary compensation, please see “Summary of Other Important Information Regarding Portfolio Shares.”
Payment to Broker-Dealers and Other Financial Institutions
If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

9

More Information About Fund Investments and Risks
The U.S. Government Fixed Income Securities Portfolio
The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in derivative instruments, including fixed income futures contracts, fixed income options, interest rate swaps, total return swaps and credit default swaps. Such investments may be made to: invest in an asset class with greater efficiency and lower cost; add value when such instruments are attractively priced; adjust sensitivity to changes in interest rates; or adjust the overall credit risk of the Portfolio. Losses (or gains) involving futures contracts can sometimes be substantial.
Specialist Managers. Mellon Capital currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Mellon Capital Investment Selection Process	Mellon Capital employs a disciplined approach which seeks to add value over a benchmark. It begins by isolating the major ways of adding value in the fixed income markets and developing quantitative methods of measuring risk and return in those areas. The avenues of value that the firm attempts to add are in term structure (yield curve and duration management), sector allocation, quantitative credit modeling, and convexity modeling. In each of these areas, Mellon Capital has developed models and methodologies designed to measure and control risk.
The U.S Corporate Fixed Income Securities Portfolio
The Portfolio invests at least 80% of its net assets in investment-grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.
The Portfolio may also invest in Treasury obligations, including TIPS, agency debt, sovereign debt and other corporate obligations, including Yankee Bonds, 144A securities, preferred stock and trust preferred/capital notes.
Specialist Managers. Seix currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The Seix Investment Selection Process	In making investment decisions for the Portfolio, Seix focuses its management efforts on the “bottom up” principle of security selection along with “top-down” strategies for sector allocation and yield curve structure using rigorous fundamental research as well as a series of proprietary and third party tools to identify value. Seix is organized into teams of portfolio managers and credit analysts along sectors. With diversified portfolios of well-researched companies, value-added security structures and sector rotation, Seix seeks to provide an attractive risk-adjusted return versus the benchmark over a market cycle.

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The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Portfolio invests at least 80% of its net assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may use futures, options and/or swaps in order to manage duration, yield curve and sector risk, or as a substitute for cash securities. The Portfolio may also purchase private placement or Rule 144A securities. Up to 5% of the Portfolio’s assets may be held in securities which were rated as investment-grade when purchased, but have since been downgraded. The Portfolio may purchase securities on a when-issued basis or for forward delivery and may enter into repurchase agreements.
Specialist Managers. BlackRock currently provides portfolio management services to this Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the “Specialist Manager Guide” included later in this Prospectus.

The BlackRock Investment Selection Process	BlackRock applies a controlled-duration, relative value sector rotation and security selection approach to the management of the Portfolio. The distinguishing feature of BlackRock’s investment management style has been the ability to generate alpha within a risk-controlled framework.

BlackRock’s investment approach represents a collaboration between the Portfolio Teams, who are responsible for setting the top-down asset allocation framework for portfolio construction and the Investment Teams, who are responsible for bottom-up idea generation, including research, analysis, and security selection.

BlackRock’s disciplined investment process seeks to add value through:
(1) asset allocation and relative value sector/sub-sector rotation and security selection, (2) rigorous quantitative analysis to the valuation of each security and of the portfolio as a whole, and (3) intense credit analysis and review. BlackRock does this while controlling portfolio duration within a narrow band relative to a benchmark index, and leveraging the judgment and experience of the Portfolio and Investment Teams. Asset allocation decisions reflect both the top-down macroeconomic analysis of the Portfolio Team and the bottom-up analysis conducted by the investment managers. The primary focus is on sector, sub-sector and security decisions; duration and yield curve decisions are secondary.

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Investment Risks and Strategies
The following is a summary of the types of investments that the Portfolio may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust’s policies and procedures with respect to disclosure of the Portfolio’s securities, appears in the Statement of Additional Information.
About Fixed Income Securities. Fixed income securities — sometimes referred to as “debt securities” — include bonds, notes (including structured notes), loans, mortgage-backed and asset-backed securities, convertible and preferred securities as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors — the type of instrument, the issuer and the payment terms — will affect the volatility and the risk of loss associated with a particular fixed income issue. The “maturity” of a fixed income instrument and the “duration” of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measure the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.
Interest Rate Risk. Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be lower.
Call/Prepayment Risk and Extension Risk. Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, the Portfolios may have to reinvest these prepayments at the then prevailing lower rates, thus reducing their income. In the case of mortgage-backed or asset-backed issues — securities backed by pools of loans — payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage- or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.
Credit Risk. Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Portfolios if the Specialist Manager determines that their quality is comparable to rated issues.
When-issued Securities. Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a “when-issued” basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.
Mortgage-Backed and Asset-Backed Securities. Mortgage-backed and asset-backed securities represent securities backed by loans secured by real property, personal property, or a pool of unsecured lines of credit. Mortgage-backed and asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities “pass through” the monthly payments that individual borrowers make on their mortgages or other debt-obligations net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Because of their derivative structure — the fact that their value is derived from the value of the underlying assets — these securities are

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particularly sensitive to prepayment and extension risks noted above which can lead to significant fluctuations in the value of mortgage-backed and asset-backed securities. Small changes in interest or prepayment rates may cause large and sudden price movements. These securities can also become illiquid and hard to value in declining markets. Mortgage-backed and asset-backed securities involve prepayment risk because the underlying assets (loans or unsecured lines of credit) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, the counterparty and/or the sponsoring entity. The risks of mortgage-backed securities also include (1) the credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning such properties; (2) adverse economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; and (3) loss of all or part of the premium, if any, paid. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. Instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, may affect the liquidity and valuation of such securities. As a result, under such circumstances, certain segments of the non-agency market may experience significantly diminished liquidity.
Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or “interest-only” class), while the other class will receive all of the principal (“PO” or “principal-only” class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.
In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.
Mortgage Dollar Rolls. Mortgage dollar rolls are arrangements in which a Portfolio would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Portfolio would forego principal and interest paid on the mortgage-backed securities during the roll period, the Portfolio would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Portfolio also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time a Portfolio would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Portfolios.
Securities Purchased At Discount. Securities that may be purchased at a discount, such as step-up bonds, could require a Portfolio to accrue and distribute income not yet received. If it invests in these securities, a Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which a Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.

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About Temporary Investment Practices. It is the intention of the Trust that the Portfolios be fully invested in accordance with their investment objectives and policies at all times. The Specialist Managers may attempt to maintain liquidity pending investment by investing up to 20% of the assets allocated to them by the Portfolio in short-term money market instruments issued, sponsored or guaranteed by the U.S. Government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolios may also invest in repurchase agreements secured by U.S. government securities or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization and/or money market funds. When the Trust reallocates Portfolio assets among Specialist Managers, adds an additional Specialist Manager to a Portfolio, or replaces a Specialist Manager with another Specialist Manager, the respective Specialist Manager receiving assets to invest may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of the Portfolio’s assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.
About Hedging Strategies. A Specialist Manager may, but is not obligated to, use certain strategies (“Hedging Strategies”) on behalf of a Portfolio in order to reduce certain risks that would otherwise be associated with their respective securities investments. In anticipation of future purchases, each Specialist Manager may use Hedging Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes and options on stock index and interest rate futures contracts.
The Portfolios may enter into swap transactions. Swap transactions are contracts in which a Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indexes or commodity indexes. Swaps may be used to manage the maturity and duration of a Portfolio or to gain exposure to a market without directly investing in securities traded in that market.
Use of the instruments noted above (collectively, “Hedging Instruments”) must be consistent with a Portfolio’s investment objective and policies. A Portfolio may not commit more than 5% of its net assets to margin deposits on futures contracts and premiums for options on futures contracts. The Portfolios may not use Hedging Instruments for speculative purposes. No Portfolio may invest more than 10% of its total assets in option purchases. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.
No assurances can be made that a Specialist Manager will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in any of the Portfolios. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable each of the Portfolios to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio employing such Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Suitable hedging transactions may not be available in all circumstances. To the extent these strategies are used, they can disproportionately increase losses and reduce opportunities for gain when security prices, indices, currency rates or interest rates are changing in unexpected ways. A Portfolio may suffer losses disproportionate to the amount of its investments in these securities. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and/or make valuation of the instrument difficult to determine. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. In the case of currency-related instruments, such as foreign currency options, options on foreign currency futures, and forward foreign currency contracts, it is generally not possible to structure transactions to match the precise value of the securities involved since the future value of the securities will change during the period that the arrangement is outstanding. As a result, such transactions may preclude or reduce the opportunity for gain if the value of the

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hedged currency changes relative to the U.S. dollar. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.
About Other Permitted Instruments.
Temporary Investment Strategies. The Portfolios may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act, involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. To avoid potential leveraging effects of a Portfolio’s borrowings, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are in excess of 5% of the Portfolio’s total assets. Borrowings outstanding at any time will be limited to no more than one-third of a Portfolio’s total assets. The Portfolios may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolios may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Portfolios will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any other borrowings, equals more than one-third of the value of the Portfolio’s total assets.
Liquidity Risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and at the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
Market Risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable.
Investments in Other Investment Companies.
The Specialist Managers may also acquire, on behalf of the Portfolios, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of the respective Portfolio. The Portfolios may invest in these instruments to achieve market exposure pending direct investment in securities in accordance with the investment policies of the Portfolios, to hedge against the relative value of the securities in which the Portfolios primarily invest, or to facilitate the management of cash flows in or out of the Portfolios. Other investment company securities that may be acquired by the Portfolios include those of investment companies which invest in short-term money market instruments.
Exchange-traded funds (“ETFs”) are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk. The Portfolios may invest in ETFs. Such ETFs are unaffiliated with the Portfolios.
Many ETFs seek to replicate the performance of a securities market index or a group of securities markets (“Index-based ETFs”) in a particular geographic area. Thus, investment in Index-based ETFs offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.
Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets and limit aggregate investments in all investment companies to 10% of total assets. Provided certain requirements set forth in the Investment Company Act are met, however, investments in excess of these limitations may be made. In

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particular, the Portfolios may invest in the iShares® Trust and iShares®, Inc. (“iShares®”) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met. iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.
Disclosure of Portfolio Holdings
A complete list of the Portfolios’ holdings is publicly available on a quarterly basis through filings made with the Securities and Exchange Commission (“SEC”) on Forms N-CSR and N-Q. A description of the Portfolios’ policies and procedures with respect to disclosure of the Portfolios’ securities is provided in the Trust’s Statement of Additional Information (“SAI”).

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Fund Management
The Board of Trustees is responsible for the overall supervision and management of the business and affairs of the Trust. Day-to-day operations of the Trust are the responsibility of the Trust’s officers and various service organizations retained by the Trust.
HC Capital Solutions serves as the overall investment adviser to the Trust under the terms of its discretionary investment advisory agreement (“Advisory Agreement”) with the Trust. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although the Adviser advises the Board of Trustees with regard to investment matters, it is not responsible for day-to-day investment decisions for the Trust or its Portfolios. The Adviser is, however, responsible for monitoring both the overall performance of each Portfolio, and the individual performance of each Specialist Manager within those Portfolios served by more than one Specialist Manager. Each of the Portfolios is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Adviser may, from time to time, reallocate the assets of a multi-manager Portfolio among the Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. Under the Advisory Agreement, the Adviser does have direct authority to invest and reinvest the Trust’s assets but it does not currently do so. The Adviser is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers.
The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission (“SEC”) that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board of Trustees but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The Trust’s shareholders have also approved this arrangement, however, the exemptive relief required from the SEC has not yet been obtained.
Officers of the Adviser serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee of 0.05% of each Portfolio’s average net assets.
The principal offices of the Adviser are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, the Adviser had, as of December 31, 2009, approximately $17.9 billion in assets under management. HC Capital Solutions is a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle.
Specialist Managers. Day-to-day investment decisions for the Portfolios are the responsibility of the Specialist Managers retained by the Trust. In accordance with the terms of separate portfolio management agreements relating to the Portfolios, and subject to the general supervision of the Trust’s Board of Trustees, the Specialist Managers are responsible for providing a continuous program of investment management to, and placing all orders for, the purchase and sale of securities and other instruments for the Portfolios.
The Adviser is responsible for determining the appropriate manner in which to allocate assets to each Specialist Manager. The Adviser may increase or decrease the allocation to a Specialist Manager, if it deems it appropriate to do so, in order to achieve the overall objectives of the Portfolio involved. Allocations may vary between zero percent (0%) and one hundred percent (100%) of a Portfolio’s assets managed by a particular Specialist Manager at any given time. The Adviser may also recommend that the Board of Trustees terminate a particular Specialist Manager when it believes that such termination will benefit a Portfolio. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Trust to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles (e.g., top-down vs. bottom-up investment selection processes); (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate Portfolio assets among Specialist Managers.
A detailed description of the Specialist Manager currently serving the Portfolios is found in the “Specialist Manager Guide” included in this Prospectus.

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Shareholder Information
Purchases and Redemptions
Calculating NAV. Each Portfolio’s NAV is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. The NAV is calculated by adding the total value of the Portfolio’s investments and other assets attributable to HC Strategic Shares, subtracting its liabilities attributable to HC Strategic Shares and then dividing that figure by the number of outstanding HC Strategic Shares of the Portfolio:

NAV =	total assets — liabilities number of shares outstanding
The value of a Portfolio’s investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust’s Board of Trustees.
Acceptance of Purchase Orders; Anti-Money Laundering Policy. Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. Generally, purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler’s checks, money orders and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust’s transfer agent on any regular business day.
If accepted by the Trust, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio. Securities accepted by the Trust for exchange and Portfolio shares to be issued in the exchange will be valued as set forth under “Calculating NAV” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Trust by the investor upon receipt from the issuer. The Trust will not accept securities in exchange for shares of a Portfolio unless such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio and current market quotations are readily available for such securities. The Trust will accept such securities for investment and not for resale. A gain or loss for Federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Trust. Purchases of shares will be made in full and fractional shares calculated to three decimal places.
Multiple Class Portfolios. The Trust offers two classes of shares: HC Advisors Shares and HC Strategic Shares. This Prospectus provides information for the HC Strategic Shares. HC Strategic Shares are available to investors for whom the Adviser, or any affiliate of the Adviser, provides a complete program of investment advisory services.
Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, taxpayer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

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Identity Verification Procedures — Because the absence of face-to-face contact with customers limits the Trust’s ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer’s identity. However, documentary evidence of a customer’s identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.
Customer Information — The following information is required prior to opening an account:
a.	Name;

b.	Date of birth, for an individual;

c.	Address, which shall be:
1) For an individual, a residential or business street address;
2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or
3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and
d.	Identification Number, which shall be:
1) For a U.S. person, a taxpayer identification number; or
2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.
Customer Verification. As discussed above, the Trust also uses non-documentary methods to verify a customer’s identity, although an initial, documentary (good order) review of the Account Application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer’s identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer’s identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.
If a customer’s identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the account and the original purchase instrument will normally be returned to the customer. In the event an account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer’s account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.
Redeeming Your Shares. You may redeem your shares in the Portfolios on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared — normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of a Portfolio valued at $25,000 or more, each signature must be guaranteed.
Other Information about Purchases and Redemptions. Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

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The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of the Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed.
The Trust may permit investors to purchase shares of a Portfolio “in kind” by exchanging securities for shares of the Portfolio. This is known as an “in kind” purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled — usually within 15 days following the in-kind purchase. The Trust will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are eligible to be included, or otherwise represented, in the Portfolio’s investment portfolio at the time of exchange and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Portfolio, the value of any such security (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by the Portfolio, will not exceed 5% of the net assets of the Portfolio immediately after the transaction. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in the relevant Portfolio’s investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.
The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.
Frequent purchases and redemptions of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolios may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of the Adviser or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with the Adviser and the absence of abuses in this area at any time since the commencement of the Trust’s operations.
Shareholder Reports and Inquiries. Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust’s independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolios in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.
Dividends and Distributions. Any income the Portfolios receive is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on the Portfolios are paid monthly. Capital gains for the Portfolios, if any, are distributed at least annually.
Federal Taxes. The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.
Portfolio Distributions. Each Portfolio contemplates distributing as dividends each year all or substantially all of its net tax exempt income and its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions, other than tax-exempt interest dividends, regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and taxable net investment income will generally be taxable to you as ordinary income, which may be taxed for Federal income tax purposes at a rate as high as 35% (39.6% beginning in 2011), except as discussed below.

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Distributions attributable to the net capital gain of the Portfolios will be taxable to you as long-term capital gain, regardless of how long you have held your shares. The maximum long-term capital gain rate applicable to individuals, estates and trusts is currently 15% (20% beginning in 2011).
In 2010, but not in later years, distributions of certain “qualifying dividends” will also generally be taxable to non-corporate shareholders at a maximum rate of fifteen percent (15%), as long as certain requirements are met. In general, distributions paid by the Portfolios to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolios.
Distributions from the Portfolios will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.
You will be notified annually of the tax status of distributions to you.
You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”
Sales or Exchanges. You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in a Portfolio, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you dispose of them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)
Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.
IRAs and Other Tax-Qualified Plans. One major exception to the foregoing tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable. However, future distributions from IRAs and other Tax-Qualified Plans are usually taxed as ordinary income.
Other Tax Exempt Investors. Tax-exempt investors will generally be exempt from federal income tax on dividends received and gains realized with respect to shares of the Portfolios. Tax-exempt investors may, however, be subject to the unrelated business income tax to the extent their investments in the Portfolios are debt-financed. Moreover, certain categories of tax-exempt investors, such as private foundations, may be subject to federal excise tax on their investment income, which would include income and gain from an investment in shares of the Portfolios.
Backup Withholding. The Portfolios may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolios that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate, as of the date of this prospectus, is 28%.
U.S. Tax Treatment of Foreign Shareholders. Nonresident aliens, foreign corporations and other foreign investors in the Portfolios will generally be exempt from U.S. federal income tax on Portfolio distributions attributable to net capital gains and certain qualified interest income. The exemption may not apply, however, if the investment in a Portfolio is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.
Portfolio distributions attributable to other categories of portfolio income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some

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cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.
Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in a Portfolio. All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolios.
State and Local Taxes. You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.
Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate and the taxation of dividends at a maximum rate of 15% will sunset after 2010.
More information about taxes is in the Statement of Additional Information.

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Financial Highlights
There are no financial highlights for the Portfolios as they had not yet commenced operations as of June 30, 2010.

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Specialist Manager Guide
This Specialist Manager Guide sets forth certain information about the Specialist Managers and the individual portfolio managers. Additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of securities in the Portfolios is available in the SAI.
BlackRock Financial Management, Inc. (“BlackRock”) serves as Specialist Manager for The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. BlackRock, which has managed fixed income assets since 1988 and is a registered investment adviser, is headquartered at 55 East 52nd Street, New York, NY, 10022. For its services to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, BlackRock is entitled to receive a fee of 0.175% of the average daily net assets of the first $200 million of that portion of the Portfolio allocated to BlackRock and 0.15% of the average daily net assets exceeding $200 million. As of June 30, 2010, BlackRock, together with its asset management affiliates, managed total assets of approximately $3.151 trillion. The portfolio management team is led by a team of investment professionals at BlackRock, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Akiva Dickstein and Matthew Kraeger.
Mr. Dickstein, Managing Director, is a member of the Multi-Sector & Mortgages Investment Management Group within BlackRock Fundamental Fixed Income and head of Mortgage Portfolios. Prior to joining BlackRock in 2009, Mr. Dickstein spent eight years at Merrill Lynch, where he served as Managing Director and head of the U.S. Rates & Structured Credit Research Group. From 1993 to 2001, Mr. Dickstein was with Lehman Brothers, most recently as a Senior Vice President in Mortgage Derivatives Trading. Mr. Kraeger, Director, is a member of the Multi-Sector & Mortgages Investment Management Group within BlackRock Fundamental Fixed Income and a portfolio manager on the Mortgage Portfolio Team. Mr. Kraeger moved into his current role in the Portfolio Management Group in 2004. He began his investment career as an analyst in BlackRock’s Operations department in 2000.
BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc. Bank of America Corporation (Bank of America) owns approximately 34.0% of BlackRock, The PNC Financial Services Group (PNC) owns approximately 24.3%, Barclays Bank PLC (Barclays) owns approximately 19.7%, and institutional investors, employees and the public own approximately 22.0%. The approximate breakdown for voting common stock is as follows: Bank of America owns 3.7%, PNC owns 35.0%, Barclays owns 4.8%, and institutional investors, employees and the public own 56.5%. (NYSE:BLK).
Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The U.S. Government Fixed Income Securities Portfolio. Mellon Capital, which was organized as a Delaware corporation in 1983, is headquartered at 50 Freemont Street, San Francisco, CA 94105. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).
For its services to The U.S. Government Fixed Income Securities Portfolio, Mellon Capital receives a fee, based on the average daily net asset value of that portion of the assets of the Portfolio managed by it, at an annual rate of 0.12%.
Day-to-day investment decisions for that portion of The U.S. Government Fixed Income Securities Portfolio allocated to Mellon Capital are the responsibility of David C. Kwan, CFA and Lisa M. O’Connor, CFA. Mr. Kwan is a Managing Director, Fixed Income Management of Mellon Capital. with 20 years of investment experience at the firm. He earned both a B.S. and an M.B.A. at the University of California at Berkeley. Ms. O’Connor is also a Managing Director, Fixed Income, of Mellon Capital. with 11 years of investment experience with the firm. She earned her M.B.A. from the University of California at Berkeley in 2002.
As of June 30, 2010, Mellon Capital had assets under management totaling approximately $170.6 billion, which includes overlay strategies.
Seix Investment Advisors LLC. (“Seix”), serves as the Specialist Manager of The U.S. Corporate Fixed Income Securities Portfolio. Seix, a wholly-owned subsidiary of RidgeWorth Capital Management, Inc. (“RidgeWorth”) began operating as a separate SEC registered investment adviser in March 2008. Its predecessor, Seix Investment Advisors, Inc. was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as its high grade, high yield fixed income investment management division. RidgeWorth is a wholly-owned subsidiary of SunTrust Banks, Inc. Seix is headquartered at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ, 07458. As of June 30, 2010, Seix managed assets of $24.7 billion, of which approximately $6.8 billion represented assets of mutual funds.

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For its services to The U.S. Corporate Fixed Income Securities Portfolio Seix receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.25% of the average daily net assets of the first $100 million of that portion of the Portfolio allocated to Seix and 0.20% of the average daily net assets exceeding $100 million.
Day-to-day investment decisions for the Portfolio are the responsibility of James F. Keegan, Chief Investment Officer and Head of the Investment Grade Group, and Adrien Webb, CFA, Managing Director and Senior Portfolio Manager. Mr. Keegan has been Chief Investment Officer and Head of the Investment Grade Group since March 2008, when he joined Seix. Before joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments. Mr. Webb has been with Seix and its predecessor firms since 2000. Before joining Seix Investment Advisors LLC, Mr. Webb was a Vice President and Portfolio Manager at Conning Asset Management.

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HC Capital Trust
For More Information:
For more information about any of the Portfolios of the HC Capital Trust, please refer to the following documents, each of which is available without charge from the Trust:
Annual and Semi-Annual Reports (“Shareholder Reports”)/Form N-Q:
The Trust’s annual and semi-annual reports to shareholders contain additional information on the Trust’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust’s last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustee’s basis for approval of the Advisory Agreement and for approval of the Specialist Manager’s advisory agreement is available in the Trust’s annual report dated June, 30, 2010.
Statement of Additional Information (“SAI”):
The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.
To obtain copies of Shareholder Reports or the SAI, free of charge:
Contact the Trust at HC Capital Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,
West Conshohocken, PA 19428-2970 (or call 800-242-9596)
Other Resources:
You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Text-only copies of these documents are also available from the SEC’s website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-551-8090, or by electronic request to: publicinfo@sec.gov. The Trust does not have an internet web site.
Investment Company Act File No. 811-08918.

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STATEMENT OF ADDITIONAL INFORMATION
HC CAPITAL TRUST
FIVE TOWER BRIDGE, 300 BARR HARBOR DRIVE, SUITE 500
WEST CONSHOHOCKEN, PA 19428-2970
This Statement of Additional Information is designed to supplement information contained in the Prospectuses relating to The U.S. Government Fixed Income Securities, The U.S. Corporate Fixed Income Securities and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolios of HC Capital Trust (“Trust”). The Trust is an open-end, diversified, series, management investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”). HC Capital Solutions,(the “Adviser”) a separate operating division of Hirtle Callaghan & Co., LLC serves as the overall investment adviser to the Trust. This document although not a Prospectus, is incorporated by reference in its entirety in the Trust’s Prospectuses and should be read in conjunction with the Portfolio’s Prospectuses dated September 1, 2010. A copy of those Prospectuses is available by contacting the Trust at (800) 242-9596.

Ticker Symbol
The U.S. Government Fixed Income Securities Portfolio HC Strategic Shares	HCUSX

The U.S. Government Fixed Income Securities Portfolio HC Advisors Shares	HCUAX

The U.S. Corporate Fixed Income Securities Portfolio HC Strategic Shares	HCXSX

The U.S. Corporate Fixed Income Securities Portfolio HC Advisors Shares	HCXAX

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Strategic Shares	HCASX

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio HC Advisors Shares	HCAAX
This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.
The date of this Statement of Additional Information is September 1, 2010.

Statement of Additional Information Heading	Page	Corresponding Prospectus Heading
Management of the Trust	3	Management of the Trust
Further Information About the Trust’s Investment Policies	10	Investment Risks and Strategies
Investment Restrictions	26	Investment Risks and Strategies
Additional Purchase and Redemption Information	27	Shareholder Information
Portfolio Transactions and Valuation	28	Shareholder Information
Dividends, Distributions and Taxes	35	Shareholder Information
History of the Trust and Other Information	36	Management of Trust
Proxy Voting	37	N/A
Independent Registered Public Accounting Firm and Financial Statements	40	Financial Highlights
Ratings Appendix	41	N/A

MANAGEMENT OF THE TRUST
GOVERNANCE. The Trust’s Board of Trustees (“Board”) currently consists of six members. A majority of the members of the Board are individuals who are not “interested persons” of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as “Independent Trustees.” The remaining Board members are persons who are affiliated with the Adviser and are thus considered “interested persons” of the Trust for purposes of the Investment Company Act. These Board members are referred to as “Affiliated Trustees.” Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.
Day-to-day operations of the Trust are the responsibility of the Trust’s officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust’s separate investment portfolios (each, a “Portfolio” and collectively, the “Portfolios”), including the selection and general supervision of those investment advisory organizations (“Specialist Managers”) retained by the Trust to provide portfolio management services to the respective Portfolios. The Board also may retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust’s use of a multi-manager structure appears in this Statement of Additional Information under the heading “Management of the Trust: Multi-Manager Structure.”
OFFICERS AND AFFILIATED TRUSTEES. The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Donald E. Callaghan* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 63	Trustee and President	Indefinite; Since 7/20/95	Mr. Callaghan is retired. Prior to December 31, 2007 he was a Principal of Hirtle Callaghan Holdings, Inc. He continues to serve on that company’s Board of Managing Members.	20	None

Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 47	Trustee; Vice President & Treasurer	Indefinite; Trustee since 4/30/07; Vice President and Treasurer since 7/20/95	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of the Adviser. He has been with that company or its predecessors for more than the past five years.	20	None

Joseph D. McDermott Alaric Compliance Services, LLC 800 Third Ave., 11th Floor New York, NY 10022 Age: 40	Chief Compliance Officer	Indefinite; Since 1/1/09	Mr. McDermott has been a Director at Alaric since December 2007. Prior to that he was a Chief Compliance Officer of First Trust Portfolios L.P. and First Trust Advisors L.P. from July 2006 through November 2007 and Chief Compliance Officer of Driehaus Capital Management LLC, Driehaus Securities LLC and The Driehaus Mutual Funds from January 2004 through April 2006.	20	NA

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Kristin Schantz Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 30	Secretary	Indefinite; Since 12/10/09	Ms. Schantz has been an Assistant Vice President with Citi Fund Services Ohio, Inc. since January 2008. Prior to that she was an Assistant Vice President at Bank of America Corporation from September 2006 to January 2008 and Assistant Counsel at BISYS Fund Services Ohio, Inc. from October 2005 to September 2006.	20	NA

*	Mr. Callaghan and Mr. Zion may be deemed to be “interested persons” of the Adviser as that term is defined by the Investment Company Act, as a result of their past or present positions with the Adviser or its affiliates.

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
INDEPENDENT TRUSTEES. The following table sets forth certain information about the Independent Trustees.

		TERM OF		NUMBER OF
		OFFICE;		PORTFOLIOS	OTHER
	POSITION(S)	TERM		IN FUND	DIRECTORSHIPS
	HELD WITH	SERVED IN	PRINCIPAL OCCUPATION(S)	COMPLEX	HELD BY
NAME, ADDRESS, AND AGE	TRUST	OFFICE	DURING PAST 5 YEARS	OVERSEEN	TRUSTEE**
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 66	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of ING Clarion Real Estate Securities, LLC, a registered investment adviser and an indirect, wholly owned subsidiary of ING Group.	20	ING Clarion Global Real Estate Income Fund; Old Mutual Advisors Funds I & II

Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 71	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	20	Atlas Pipeline Holdings, LP

R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 65	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	20	None

Richard W. Wortham, III The Wortham Foundation, Inc. 2727 Allen Parkway — Suite 1570 Houston, TX 77019-2125 Age: 71	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the Secretary and Treasurer of The Wortham Foundation and has been a Trustee for more than the past five years.	20	Oncor Electric Delivery Company, LLC

**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

The four independent Trustees identified in the tables above have served together on the Trust’s Board for 6 years. Taken as a whole, the Board represents a broad range of business and investment experience, as well as professional skills. Mr. Magarick has extensive experience in public accounting, tax and internal controls and was previously a Partner with BDO Seidman, LLP. Mr. Kling, who holds a B. S. from the Wharton School of The University of Pennsylvania, has over 40 years of experience in investment management and finance as a co-founder of ING Real Estate Securities, LLC, has extensive experience in the distribution of investment products. Mr. Williams brings to the Board the experience of a long term business owner, having founded, owned and operated a company that became, during his tenure, the country’s largest distributor of certain industrial equipment, as well as a market leader in pharmaceutical, commercial construction and other business segments. Mr. Goodman, also a successful business owner, has more than 30 years experience in business as an executive and has served the Trust since its inception in 1995. Mr. Wortham has over three decades of executive management experience, having served as a Trustee of The Wortham Foundation, a private philanthropic foundation with assets of approximately $260 million. He is also a life trustee of the Museum of Arts Houston, serving on the executive, finance, investment and audit committees, and is a director of a large electrical transmission and distribution company. Among the Affiliated Trustees, Mr. Callaghan, who holds an MBA from the Wharton School of The University of Pennsylvania, is a co-founder of Hirtle Callaghan Holdings, Inc. and, for more than 20 years, served in executive and investment capacities with that firm and/or its affiliated companies. Mr. Zion, who was a certified public accountant with Coopers & Lybrand LLP prior to joining the Hirtle Callaghan organization, has similarly served in executive capacities with companies affiliated with Hirtle Callaghan & Co., LLC for more than ten years.
COMMITTEES OF THE BOARD OF TRUSTEES. The Board has established several committees to assist the Trustees in fulfilling their oversight responsibilities.
The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2010. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust. When evaluating individuals for recommendation for Board membership, the Nominating Committee considers the candidate’s knowledge of the mutual fund industry, educational background and experience and the extent to which such experience and background would enable the Board to maintain a diverse mix of skills and qualifications. Additionally, the entire Board, annually performs a self-assessment with respect to its current members, which includes a review of their backgrounds, professional experience, qualifications and skills.
The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust’s financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held 5 meetings during the fiscal year ended June 30, 2010.
Compliance and Risk Oversight Process. The Trustees overall responsibility for identifying and overseeing the operational, business and investment risks inherent in the operation of the Trust is handled by the Board as a whole and by the Board’s Audit Committee, particularly with respect to valuation and accounting matters. To assist them in carrying out their oversight responsibilities, the Trustees receive, in connection with each of the Board’s regular quarterly meetings, regular reports from the Trust’s Administrator with respect to portfolio compliance, fund accounting matters and matters relating to the computation of the Trust’s net asset value per share. The Trustees also receive reports, at least quarterly, from the Trust’s Chief Compliance Officer or “CCO”. These reports, together with presentations provided to the Board at its regular meetings and regular compliance conference calls (normally monthly) among the Advisor, the CCO and the Chair of the Board’s Audit Committee, are designed to keep the Board informed with respect to the effectiveness of the Trust’s overall compliance program including compliance with stated investment strategies, and to help ensure that the occurrence of any event or circumstance that may have a material adverse affect on the Trust are brought promptly to the attention of the Board and that appropriate action is taken to mitigate any such adverse effect. Additionally, the full Board annually receives a report from the Trust’s CCO and both the full Board and, at the discretion of the Independent Trustees, the Independent Trustees separately meet with the CCO for the purpose of discussing the extent to which the Trust’s overall compliance program is reasonably designed to detect and prevent violations of the federal securities laws and assessing the effectiveness of the overall compliance program. Additionally, both the Board, and the Audit Committee (or, Audit Committee Chair) meet at least annually with the Trust’s independent public accounting firm. As indicated above, the Audit Committee is comprised solely of Independent Trustees and the Audit Committee and its Chair are regular participants in the compliance and risk oversight process. To date, the Board has not found it necessary to specifically identify a “lead trustee” or to elect, as the Board’s Chairman, an Independent Trustee, although the Board reserves the right to do so in the future.

COMPENSATION ARRANGEMENTS. Since January 1, 2008, each of the Independent Trustees has been entitled to receive from the Trust a fee of (i) $40,000 per year; (ii) an additional $10,000 for each regular and special in person Board meeting attended by him (regardless of whether attendance is in person or by telephone), plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; (iii) $2,500 for each Audit Committee Meeting attended in person or telephonically and (iv) $2,500 per each regular and special telephonic meeting attended by him, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings. Committee Chairs receive an additional $10,000 annual fee. The Affiliated Trustees and the Trust’s officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2010 (excluding reimbursed expenses).

	AGGREGATE	PENSION	ESTIMATED BENEFITS
	COMPENSATION	RETIREMENT	UPON RETIREMENT	TOTAL
	FROM	BENEFITS FROM	FROM	COMPENSATION
NAME	TRUST	TRUST	TRUST	FROM TRUST
Ross H. Goodman*	$90,000	none	none	$90,000
Jarrett Burt Kling	$90,000	none	none	$90,000
Harvey G. Magarick	$122,500	none	none	$122,500
R. Richard Williams	$112,500	none	none	$112,500
Richard W. Wortham, III	$112,500	none	none	$112,500

*	Effective March 13, 2010, Mr. Goodman no longer serves as Trustee to the HC Capital Trust.
As of August 10, 2010, none of the Trustees held any beneficial interest in shares of the Portfolios described in this Statement of Additional Information, which had not yet commenced operations. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Trust as of December 31, 2009. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Trust’s Portfolios held by members of a Trustee’s immediate family. All of the officers and trustees of the Trust own, in the aggregate, less than one percent of the outstanding shares of the shares of the respective portfolios of the Trust; officers and Trustees of the Trust may, however, be investment advisory clients of the Adviser and shareholders of the Trust.

RICHARD
W.
	DONALD. E.	ROBERT	JARRETT		R.	WORTHAM,
	CALLAGHAN	J. ZION	BURT	HARVEY G.	RICHARD	III
	*	**	KLING	MAGARICK	WILLIAMS	***
The Value Equity Portfolio	a	b	a	b	d	a

The Growth Equity Portfolio	a	b	c	b	e	a

The Small Capitalization Equity Portfolio	a	b	b	b	c	a

The International Equity Portfolio	c	c	c	b	e	a

The Institutional Value Equity Portfolio	b	b	a	b	a	a

The Institutional Growth Equity Portfolio	c	c	a	c	a	a

The Institutional International Equity Portfolio	a	a	a	c	a	a

The Institutional Small Capitalization Equity Portfolio	b	b	a	b	a	a

The Real Estate Securities Portfolio	a	a	a	b	a	a

The Fixed Income Portfolio	c	a	a	c	a	a

The Emerging Markets Portfolio	a	a	a	b	a	a

RICHARD
W.
	DONALD. E.	ROBERT	JARRETT		R.	WORTHAM,
	CALLAGHAN	J. ZION	BURT	HARVEY G.	RICHARD	III
	*	**	KLING	MAGARICK	WILLIAMS	***
The Fixed Income II Portfolio	a	a	a	b	a	a

The Fixed Income Opportunity Portfolio	e	a	a	c	a	a

The Short-Term Municipal Bond Portfolio	a	a	a	b	a	a

The Intermediate Term Municipal Bond Portfolio	b	b	c	c	a	a

The Commodity Related Securities Portfolio+	a	a	a	a	a	a

The Intermediate Term Municipal Bond II Portfolio+	a	a	a	a	a	a

AGGREGATE DOLLAR RANGE OF TRUST SHARES	e	e	d	e	e	a

+	The Portfolios were not operational as of December 31, 2009.
NOTE: a = None
b =	$1 – $10,000

c =	$10,001 – $50,000

d =	$50,001 – $100,000

e =	Over $100,000
*	Mr. Callaghan is a trustee of certain trusts for the benefit of his family, which trusts holds shares of The Intermediate Term Municipal Bond Portfolio valued at December 31, 2009 of between $10,001 — $50,000 and holdings in The Fixed Income Opportunity Portfolio, which holdings had values at December 31, 2009 of between $50,001 — $100,000. Mr. Callaghan disclaims beneficial ownership of these Trusts.

**	Mr Zion is also a trustee of a Revocable Trust which holds shares of The Value Equity, which holdings had values at December 31, 2009 of between $1 — $10,000 and holdings in The Growth Equity and International Equity Portfolios, which holdings had values at December 31, 2009 of between $10,001 — 50,000 Mr. Zion disclaims beneficial ownership of the Trust.

***	Mr. Wortham serves as a trustee for the Wortham Foundation which holds shares of The Fixed Income Opportunity, The Institutional Value Equity, The Institutional Small Capitalization Equity, The Institutional International Equity and The Emerging Markets Portfolios, which holdings had values at December 31, 2009 of over $100,000 in each Portfolio. Mr. Wortham has no beneficial interest in the Foundation.
MULTI-MANAGER STRUCTURE. As noted in the Prospectus, the Portfolio is authorized to operate on a “multi-manager” basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to combine two or more investment styles. The goal of the multi-manager structure is to achieve a better rate of return with lower volatility than would typically be expected of any one management style. Its success depends upon the ability of the Adviser, under the oversight of the Board, to: (a) identify and retain Specialist Managers who have achieved and will continue to achieve superior investment records relative to selected benchmarks; (b) pair Specialist Managers that have complementary investment styles; (c) monitor Specialist Managers’ performance and adherence to stated styles; and (d) effectively allocate portfolio assets among Specialist Managers.
Engagement and Termination of Specialist Managers. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, the Adviser may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager’s firm; (b) acquisition of the

Specialist Manager by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.
The Board’s authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act, however, provides for an exception from the provisions of Section 15(a). The rule permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company’s board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading “Management of the Trust: Investment Advisory Arrangements.” The Board has authorized the Trust’s officers to request an order from the SEC that would exempt the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act. If issued, such an order would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. The shareholders of each Portfolio have approved this structure. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust’s multi-manager structure. There can be no assurance that the requested order will be issued by the SEC.
Allocation of Assets Among Specialist Managers. The Adviser is responsible for determining the level of assets that will be allocated among the Specialist Managers in those Portfolios that are served by two or more Specialist Managers. The Adviser and the Trust’s officers monitor the performance of both the overall Portfolio and of each Specialist Manager and, from time to time, may make changes in the allocation of assets to the Specialist Managers that serve the Portfolio. For example, a reallocation may be made in the event that a Specialist Manager experiences variations in performance as a result of factors or conditions that affect the particular universe of securities emphasized by that investment manager, as a result of personnel changes within the manager’s organization or in connection with the engagement of an additional Specialist Manager for the Portfolio.
INVESTMENT ADVISORY ARRANGEMENTS. The Trust’s primary investment adviser is the Adviser, a division of Hirtle, Callaghan & Co. LLC, and wholly owned by Hirtle Callaghan Holdings, Inc., which is controlled by one of its founders, Jonathan J. Hirtle. Day to day portfolio management services are provided to the Portfolio by the Specialist Manager. The provisions of such services are governed under the terms of separate written agreements, in accordance with the requirements of the Investment Company Act. Each of these agreements is described below.
The HC Capital Agreement. The services provided to the Trust by the Adviser, described above and in the Prospectus, are governed under the terms of a written agreement with the Trust (“HC Capital Agreement”). The HC Capital Agreement runs for an initial term of two years. Thereafter, it will remain in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. The HC Capital Agreement may be terminated at any time, without penalty, either by the Trust or by the Adviser, upon sixty days written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The HC Capital Agreement permits the Trust to use the logos and/or trademarks of the Adviser. In the event, however, that the HC Capital Agreement is terminated, the Adviser has the right to require the Trust to discontinue any references to the logos and/or trademarks of the Adviser and to change the name of the Trust as soon as is reasonably practicable. The HC Capital Agreement further provides that the Adviser will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the HC Capital Agreement relates (including any action of any officer of the Adviser or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by the Adviser, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Adviser.
Portfolio Management Contracts with Specialist Managers. The provision of portfolio management services by the Specialist Managers is governed by individual investment advisory contracts (“Portfolio Management Contracts”) between the Specialist Managers and the Trust. The Portfolio Management Contracts provide that the Specialist Managers will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio, or that portion of such assets as may be, from time, to time allocated to each such Specialist Manager. Under their contract, the Specialist Managers are responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. The contract provides that the Specialist Managers will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Specialist Manager. The Portfolio Management Contract provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually: (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the Specialist Manager, in each case upon sixty days’ written notice. Each Portfolio Management Contract provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.
INVESTMENT ADVISORY FEES: THE ADVISER. Under the HC Capital Agreement, the Adviser receives a fee from each Portfolio, calculated at an annual rate of 0.05% of the Portfolio’s average daily net assets. Because the Portfolios described in this Statement of Additional Information have not yet commenced operations as of the date of this Statement of Additional Information, the Adviser did not receive any fees from the Portfolios in any of the Trust’s last three fiscal years.
SPECIALIST MANAGER FEES. In addition to the fees paid by the Trust to the Adviser, each of the Portfolios pays a fee to its Specialist Manager(s). For each Portfolio, the Specialist Managers receive a fee based on a specified percentage of that portion of the Portfolio’s assets allocated to that Specialist Manager. The rate at which these fees are calculated is set forth in the Trust’s Prospectuses. Because the Portfolio described in this Statement of Additional Information has not yet commenced operations as of the date of this Statement of Additional Information, the Specialist Managers did not receive any fees from the Portfolio in any of the Trust’s last three fiscal years.
ADMINISTRATION, DISTRIBUTION, AND RELATED SERVICES. Citi Fund Services Ohio, Inc. (“Citi”), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust’s administrator. Citi performs similar services for mutual funds other than the Trust. Citi is owned by Citibank, N.A. Citibank, N.A. and its affiliated companies are wholly owned subsidiaries of Citigroup Inc., a publicly held company (NYSE: C).
Services performed by Citi include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; (c) assistance in connection with the preparation and filing of the Trust’s registration statement and amendments thereto; and (d) maintenance of the Trust’s registration in the various states in which shares of the Trust are offered. Pursuant to separate contracts, Citi or its affiliates also serve as the Trust’s transfer and dividend disbursing agent, as well as the Trust’s accounting agent and receives fees for such services. For its services, Citi receives a single all-inclusive fee (“Omnibus Fee”). Since January 1, 2007 the Omnibus Fee, which is computed daily and paid monthly in arrears, is calculated at an annual rate as indicated in the table below:

Portfolio	Fee
All Portfolios	0.054% of the Portfolios’ average daily net assets up to $6 billion; and
0.005% of the Portfolios’ average daily net assets in excess of $6 billion
Because the Portfolios described in this Statement of Additional Information have not yet commenced operations as of the date of this Statement of Additional Information, Citi did not receive any fees from the Portfolios in any of the Trust’s last three fiscal years.
Under a Compliance Services Agreement between the Trust and Citi, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer (“CCO”), and assisting in preparing or providing documentation for the Trust’s CCO, to deliver to the Board.
Unified Financial Securities, Inc. (“Unified”) serves as the Trust’s principal underwriter pursuant to an agreement approved by the Board on March 9, 2010. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc. Because shares of the Trust’s

Portfolios are available only to clients of the Adviser and financial intermediaries that have established a relationship with the Adviser, the services to be provided by Unified are limited. Unified will receive an annual fee of $10,000 for performing the services listed under its agreement. The offices of the principal underwriter are located at 2960 North Meridian St., Suite 300, Indianapolis, IN, 46208. None of Unified’s duties under its agreement are primarily intended to result in the sale of Trust shares.
Alaric Compliance Services LLC (“Alaric”), 800 Third Ave., 11th Floor, New York, NY, 10022 provides CCO services to the Trust and its Portfolios pursuant to a Compliance Services Agreement. Alaric makes an Alaric employee available to serve as the CCO for the Trust. The CCO develops the reports for the Board, makes findings and conducts reviews pertaining to the Trust’s compliance program and related policies and procedures of the Trust’s service providers.
State Street Bank and Trust Company is the Trust’s custodian. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust’s portfolios. Beginning January 1, 2007 the custodian is compensated at the rate of 0.01% of the Trust’s domestic assets, 0.0525% of the Trust’s foreign assets in developed countries. With respect to securities from emerging markets, the custodian is compensated at rates ranging from 0.07% to 0.50% depending upon the particular market in question. The offices of the custodian are located at State Street Financial Center, 1 Lincoln Street, Boston, MA 02111.
HC Advisors Shares Marketing and Service Plan. Under the Trust’s Marketing and Service Plan (the “12b-1 Plan), the Trust shall pay to a fee of up to 0.25% annually of the average daily net assets attributable to any HC Advisors Share. The fee is not tied exclusively to actual expenses incurred by the Adviser in performing the services set forth below and the fee may exceed such expenses. The Plan Fee shall be calculated daily based upon the average daily net assets of each Portfolio attributable to such Portfolio’s HC Advisors Shares, and such fee shall be charged only to such HC Advisors Shares.
The fee is intended to compensate the Adviser for expenses associated with the (i) oversight and coordination of those organizations, including the Administrator, Transfer Agent, Fund Accounting Agent and principal underwriter (collectively, “Service Organizations”) retained by the Trust in connection with the distribution of shares of the HC Advisors Shares to Third Party Institutions that will, in turn, hold shares of one or more of the HC Advisors Shares for the benefit of their Discretionary Clients; and (ii) the provision of shareholder services to such Third Party Institutions. Such oversight, coordination and shareholder services may include, but are not limited to, the following: (1) services associated with the provision of prospectuses, statements of additional information, any supplements thereto and shareholder reports relating to the HC Advisors Shares and to be provided to Third Party Institutions; (2) obtaining information and providing explanations to Third Party Institutions (and, if requested to do so by a Third Party Institution that would be permitted to acquire shares of the HC Advisors Shares as outlined in the Section 1 and if acceptable to the Adviser, to Discretionary Clients of such institutions) regarding the investment objectives and policies of the respective Portfolios, as well as other information appropriate information about the HC Advisors Shares and the Portfolios; (3) coordination and oversight of the accounting and record-keeping processes as they relate to the HC Advisors Shares s and responding in inquires from Third Party Institutions that are holder of record of shares of HC Advisors Shares through “f/b/o” or “omnibus accounts” and coordination of administrative services for the HC Advisors Shares (e.g. in connection with proxy solicitations; distribution of periodic shareholders reports); and compliance with applicable regulations as they related to HC Advisors Shares (e.g. Rule 22c-2 and anti-money laundering procedures); (4) any other activity that the Board determines is primarily intended to result in the sale of HC Advisors Shares or to provide appropriate services to a Third Party Institution.
The 12b-1 Plan was approved by the Board on December 10, 2009 and was not operational during the most recent fiscal year. Accordingly, no payments under the 12b-1 Plan were made by the Trust during the last fiscal year.
FURTHER INFORMATION ABOUT THE TRUST’S INVESTMENT POLICIES
The following discussion supplements the prospectus discussion of the investment risks associated with the types of investments in which the Portfolios are entitled to invest. The table below summarizes these investments. The table is, however, only a summary list and is qualified in its entirety by the more detailed discussion included in the Prospectuses and in this Statement of Additional Information.

	U.S.	U.S.	U.S.
Investment Instrument/Strategy	Govt.	Corporate	Mortgage/Asset Backed
Agencies	x	x	x
Asset-Backed Securities	-	-	x
Cash Equivalents	x	x	x
Collateralized Bond Obligations	-	-	x
Collateralized Debt Obligations	-	-	x
Collateralized Loan Obligations	-	-	x
Collateralized Mortgage Obligations	-	-	x
Commercial Paper	x	x	x
Corporates	-	x	-
Depositary Receipts	-	x	x
Foreign Currency	-	x	-
Futures	-	-	x
Investment Companies	x	x	x
Loan (Participations and Assignments)	-	-	x
Mortgage Securities	-	-	x
Municipals	-	x	-
Options	-	-	x
Preferred Stock	-	x	-
Private Placement Securities	-	-	x
Repurchase Agreements	*	*	*
Reverse Repurchase Agreements	*	*	*
Stripped Mortgage-Backed Securities	-	-	x
Securities Lending	x	x	x
Short Sales	**	**	**
Structured Investments	-	x	-
Structured Notes	-	x	-
Swaps	-	-	x
TIPs	x	x	-
U.S. Governments	x	x	x
Yankees and Eurobonds	-	x	-
Zero Coupons Agencies	x	x	x

x	Allowable investment

-	Not an allowable investment

*	Money market instruments for cash management or temporary purposes

**	For hedging purposes

MUNICIPAL SECURITIES
As stated in the Prospectuses, The U.S. Corporate Fixed Income Securities Portfolio may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.
The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to “general obligations” and/or “revenue obligations” may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying a Portfolio’s investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the appropriate Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.
An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as a Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.
PRIVATE ACTIVITY BONDS. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by a Portfolio (including an Income Portfolio’s distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax.
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
MORTGAGE-BACKED SECURITIES. The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured entirely or primarily by “pools” of residential or commercial mortgage loans or other assets. A Portfolio may invest in mortgage-backed securities issued by U.S. government agencies and government-sponsored entities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. Government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates as well as early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.
Mortgage-backed securities also include securities issued by non-governmental entities including collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”) that are not insured or guaranteed. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including “regular” interests and “residual” interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.
Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.
Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The appropriate Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the appropriate Specialist Manager, is three years or less at the time of purchase of the security by a Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the appropriate Specialist Manager will monitor the average life of the Portfolio securities of each Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolios’ policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the appropriate Specialist Manager will be the actual average life of such securities.
The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Portfolios’ mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Owing largely to the foregoing, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.
On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.
On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. The liquidity backstop was extended through December 2012. The original mortgage-backed securities purchase program was completed in March 2010.
FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.
Under the Federal Housing Finance Regulatory Reform Act of 2008 (the "Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.
FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefore.
In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.
Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.
In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities or private insurers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Trust’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
ASSET-BACKED SECURITIES. The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio may also invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.
MONEY MARKET INSTRUMENTS
REPURCHASE AGREEMENTS. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of that Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The Specialist Manager for each Portfolio, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.
Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a “repo counterparty”). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust’s custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. A Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. A Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for such a “loan.” If a court were to characterize the transaction as a loan, and a Portfolio has not perfected a security interest in the security acquired, that Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, a Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom a Portfolio has outstanding repurchase agreements, a Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, a Portfolio will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust’s custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. Each of the Portfolios may purchase commercial paper for temporary purposes;. Each Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between a Portfolio and an issuer, and are not normally traded in a secondary market. A Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The appropriate Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also “Variable and Floating Rate Instruments,” below.
BANK OBLIGATIONS. Bank Obligations may include certificates of deposit, time deposits and bankers’ acceptances. Certificates of Deposit (“CDs”) are short-term negotiable obligations of commercial banks. Time Deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. government.
VARIABLE AND FLOATING RATE INSTRUMENTS. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of a Portfolio’s investment objectives. A “variable rate instrument” is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A “floating rate instrument” is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.
Variable rate instruments are generally not rated by nationally recognized ratings organizations. The appropriate Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Portfolio’s fixed income investments, the issuer’s obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio’s investment quality standards relating to investments in bank obligations. A Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.
The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which a Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio’s limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.
SECURITIES LENDING. Certain of the Portfolios may lend from their total assets in the form of their portfolio securities to broker dealers under contracts calling for collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral, which may include shares of a money market fund subject to any investment restrictions listed in this Statement. The Portfolios pay various fees in connection with the investment of the collateral. Under some securities lending arrangements a Portfolio may receive a set fee for keeping its securities available for lending. Any voting rights, or rights to consent, relating to securities loaned pass to the borrower.
OTHER FIXED INCOME SECURITIES AND STRATEGIES.
CUSTODIAL RECEIPTS. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (“TIGRs”) and “Certificate of Accrual on Treasury Securities” (“CATS”). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.
WHEN-ISSUED SECURITIES. When-issued transactions involve a commitment to purchase at a predetermined price or yield in which delivery takes place after the customary settlement period for that type of security. Fixed income securities may be purchased on a “when-issued” basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value will be adversely affected by the purchase of securities on a when-issued basis. Equity securities acquired by an Equity Portfolio as a result of corporate actions such as spin-offs may be treated as when-issued securities under certain circumstances.
LOAN PARTICIPATIONS AND ASSIGNMENTS. Loan Participations typically will result in a Portfolio having a contractual relationship only with the lender, not with the borrower. A Portfolio will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Loan Participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Portfolio will acquire Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When a Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.
A Portfolio may have difficulty disposing of Assignments and Loan Participations. Since the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. Further, restrictions in the underlying credit agreement could limit the number of eligible purchasers. The lack of a highly liquid secondary market and restrictions in the underlying credit agreement may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by a Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available prices in the market for similar loans; and (iv) currently available prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.
STRUCTURED PRODUCTS. One common type of security is a “structured” product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.
EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Yankee obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.
ZERO COUPON SECURITIES. Zero coupon securities are debt securities that make no coupon payment but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of a Portfolio’s limitation on investments in illiquid securities.
TREASURY INFLATION PROTECTED SECURITIES (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments that provide a ‘real rate of return’ by adjusting interest and principal payments for the impact of inflation. This periodic inflation adjustment of U.S. inflation-indexed securities is tied to the Consumer Price Index (CPI), which is calculated monthly by the U.S. Bureau of Labor Statistics. CPI measures the change in the cost of a fixed basket of consumer goods and services, such as transportation, food, and housing. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Portfolios may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “accredited investors” under Regulation D under the 1933 Act (“Reg. D Securities”) or “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio’s limitation on the purchase of illiquid securities, unless a Portfolio’s governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a

Portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by a Portfolio in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Subadvisers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.
Non-publicly traded securities (including Reg. D and Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Portfolio. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Portfolio’s investments in illiquid securities are subject to the risk that should a Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio’s net assets could be adversely affected.
ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees. Despite such good faith efforts to determine fair value prices, a Portfolio’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Portfolio may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Trust’s Board of Trustees, the Subadviser determines the liquidity of a Portfolio’s investments. In determining the liquidity of a Portfolio’s investments, the Subadviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).
PREFERRED STOCK. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.
PRIVATE PLACEMENTS. The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio may invest in private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and may have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.
HEDGING INSTRUMENTS AND OTHER DERIVATIVES.
OPTIONS. To the extent indicated in the Prospectuses, the Portfolios may, consistent with their investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. A Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio may invest in options as disclosed in the Prospectuses. The Portfolio may invest in options on individual securities, baskets of securities or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short-term interest rates. Such options may be traded on an exchange or in the over-the-counter (“OTC”) markets. OTC options are subject to greater credit and liquidity risk. See “Additional Risk Factors of OTC Options.” The following discussion sets forth certain information relating to the types of options that the Portfolios may use, together with the risks that may be associated with their use.
ABOUT OPTIONS ON SECURITIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash.

OPTION PURCHASES. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.
Put options may be purchased in order to hedge against a decline in market value of a security held by the purchasing Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the purchasing portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.
OPTION WRITING. Call options may be written (sold) by the Portfolios. Generally, calls will be written only when, in the opinion of a Portfolio’s Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.
Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of a Portfolio’s Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the portfolio that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is “covered.” For this purpose, “covered” means that, so long as the Portfolio that has written (sold) the option is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio that has written (sold) the put option will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.
OPTIONS ON SECURITIES INDICES. Options on securities indices may be used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio to be hedged. Options on stock indices are settled exclusively in cash.
RISK FACTORS RELATING TO THE USE OF OPTIONS STRATEGIES. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.
Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a “closing purchase transaction,” (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.
ADDITIONAL RISK FACTORS OF OTC OPTIONS. Certain instruments traded in OTC markets, including indexed securities and OTC options, involve significant liquidity and credit risks. The absence of liquidity may make it difficult or impossible for a Portfolio to sell such instruments promptly at an acceptable price. In addition, lack of liquidity may also make it more difficult to the Portfolio to ascertain a market value for the instrument. A Portfolio will only acquire an illiquid OTC instrument if the agreement with the counterparty contains a formula price at which the contract can be sold or terminated or if on each business day, the Portfolio manager anticipates that at least one dealer quote is available.
Instruments traded in OTC markets are not guaranteed by an exchange or clearing organization and generally do not require payment of margin. To the extent that a Portfolio has unrealized gains in such instruments or has deposited collateral with its counterparty, the Portfolio is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Portfolio will attempt to minimize these risks by engaging in transactions with counterparties who have significant capital or who have provided the Portfolio with a third party guarantee or credit enhancement.
FUTURES CONTRACTS AND RELATED INSTRUMENTS. To the extent indicated in the Prospectuses, the U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio may use futures contracts and options on futures contracts. The Portfolio may not commit more than 5% of its net assets, in the aggregate, to margin deposits on futures contracts or premiums for options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolio may use, together with the risks that may be associated with their use.
ABOUT FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for “delivery” of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.
FUTURES CONTRACTS ON DEBT SECURITIES. Futures contracts on debt securities, often referred to as “interest rate futures,” obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, a Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.
OPTIONS ON FUTURES CONTRACTS. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller’s futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.
RISK CONSIDERATIONS RELATING TO FUTURES CONTRACTS AND RELATED INSTRUMENTS. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.
As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.
The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading “Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies.” In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when a Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of a Portfolio will be correct.
MARGIN AND SEGREGATION REQUIREMENTS APPLICABLE TO FUTURES RELATED TRANSACTIONS. When a purchase or sale of a futures contract is made by a Portfolio, that Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called “variation margin” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.
A Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.
When purchasing a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Portfolio may “cover” its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Portfolio. When selling a futures contract, a Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting a Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).
When selling a call option on a futures contract, a Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. Government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.
When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.
SWAP AGREEMENTS. A Portfolio may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency.
ABOUT SWAP AGREEMENTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. Investments in SAMIs increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMIs is subject to liquidity in the secured loan and credit derivatives markets.
The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Portfolio’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Portfolio’s illiquid investment limitations. A Portfolio will not enter into any swap agreement unless the Specialist Manager believes that the other party to the transaction is creditworthy. A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Portfolio will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Portfolio on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Portfolio on the notional amount.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to a swap agreement defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets, having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Portfolio’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Portfolios and their respective Specialist Manager(s) believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Portfolio’s borrowing restrictions. For purposes of each of the Portfolio’s requirements under Rule 12d3-1 (where, for example, a Portfolio is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) and Section 5b-1 where, for example, a diversified Portfolio is prohibited from owning more than 5% of its total assets in any one issuer with respect to 75% of a Portfolio’s total assets, the mark-to-market value will be used to measure the Portfolio’s counterparty exposure. In addition, the mark-to-market value will be used to measure the Portfolio’s issuer exposure for purposes of Section 5b-1.
A Portfolio may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Portfolio or to effect investment transactions consistent with the Portfolio’s investment objective and strategies. Index swaps tend to have a maturity of one year. There is not a well-developed secondary market for index swaps. Many index swaps are considered to be illiquid because the counterparty will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). A Portfolio may therefore treat all swaps as subject to their limitation on illiquid investments. For purposes of calculating these percentage limitations, a Portfolio will refer to the notional amount of the swap.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Specialist Manager, under the supervision of the Board of Trustees and the Adviser, is responsible for determining and monitoring the liquidity of Portfolio transactions in swap agreements.
Pursuant to an exemption under Rule 4.5(a)(i) of the Commodity Exchange Act (“CEA”) the Trust continues to rely on an exclusion from the definition of “commodity pool operator” under the CEA and, therefore, is not subject to registration or regulation as a pool operator under the CEA. The Trust has filed the appropriate documentation with the National Futures Association pursuant to this exemption.
OTHER HEDGING INSTRUMENTS. Generally, a Portfolio’s investment in the shares of another investment company is restricted to up to 5% of its total assets and aggregate investments in all investment companies is limited to 10% of total assets. Provided certain requirements set forth in the Act are met, however, investments in excess of these limitations may be made. Certain of the Portfolios may make such investments, some of which are described below.
The Portfolios may invest in exchange-traded funds (“ETFs”) as part of each portfolio’s overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolios invest and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies is consistent with the investment policies and restrictions adopted by the Portfolios. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. ETFs are subject to liquidity and market risks. Some ETFs traded on securities exchanges are actively managed and subject to the same Management Risks as other actively managed investment companies. Other ETFs have an objective to track the performance of a specified index (“Index ETFs”). Therefore, securities may be purchased, retained and sold by an Index ETF at times when an actively managed trust would not do so. As a result, in an Index ETF you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the Index ETF portfolio was not fully invested in such securities. In addition, the results of an Index ETF investment will not match the performance of the specified index due to reductions in the Index ETF’s performance attributable to transaction and other expenses, including fees paid by the Index ETF portfolio to service providers. Because of these factors, the price of ETFs can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in an ETF.
Among the ETFs in which the Portfolios may invest are Standard & Poor’s Depositary Receipts (“SPDRs”) and iShares®. SPDRs are interests in a unit investment trust (“UIT”) that may be obtained directly from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT’s portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a “Balancing Amount”) designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, a Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities.
iShares®* are exchange-traded funds, traded on the American Stock Exchange, Chicago Board Options Exchange and New York Stock Exchange. iShares® are not actively managed. Rather, an iShares®’ objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by iShares® at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the iShares® portfolio was not fully invested in such securities. Because of this, the price of iShares can be volatile, and a Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such iShares®.
The Portfolios may invest in iShares in excess of the statutory limits in reliance on an exemptive order issued to that entity, provided that certain conditions are met.
LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.
MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

*	iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund. performance of the specified index due to reductions in the iShares’ performance attributable to transaction and other expenses, including fees paid by the iShares portfolio to service providers.

iShares® is a registered investment company unaffiliated with the Trust, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area.

INVESTMENT RESTRICTIONS
In addition to the investment objectives and policies of the Portfolios, each Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 though 9) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio’s outstanding voting securities as defined in the Investment Company Act.
A PORTFOLIO MAY NOT:
1.	Purchase the securities of any issuer, if as a result of such purchase, more than 5% of the total assets of the Portfolio would be invested in the securities of that issuer, or purchase any security if, as a result of such purchase, a Portfolio would hold more than 10% of the outstanding voting securities of an issuer, provided that up to 25% of the value of the Portfolio’s assets may be invested without regard to this limitation, and provided further that this restriction shall not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, repurchase agreements secured by such obligations, or securities issued by other investment companies.

2.	Borrow money, except that a Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).

3.	Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with a Portfolio’s permitted use of options, futures contracts and similar derivative financial instruments described in the Trust’s Prospectuses.

4.	Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit a Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts, forward contracts and similar derivative financial instruments described in the Trust’s Prospectuses shall not constitute issuance of a senior security.

5.	Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

6.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

7.	Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that a Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust’s Prospectuses.

8.	Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with a Portfolio’s investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust’s Prospectuses.

9.	Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.
The following investment restrictions (10 through 14) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.
10.	A Portfolio may not make short sales of securities, maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by a Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust’s Prospectuses.

11.	A Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act.

12.	Assets of any Portfolio that are allocated to a passive index strategy shall be invested in a manner that replicates the benchmark index assigned to that Portfolio, provided that derivative instruments may be used in order to gain market exposure pending investment in accordance with such strategy, and provided further that adherence to such passive index strategy shall not require the acquisition of any security if such acquisition would result in a violation of any investment restriction to which the Portfolio is otherwise subject or any provision of the Investment Company Act or rule promulgated thereunder.

13.	A Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements, as described under “Repurchase Agreements,” above).

14.	The Portfolios listed below have non-fundamental investment policies obligating such a Portfolio to commit, under normal market conditions, at least 80% of its assets in the type of investment suggested by the Portfolio’s name. For purposes of such an investment policy, “assets” includes the Portfolio’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with notice as required by Rule 35d-1 under the Investment Company Act prior to any change in such an investment policy. As of the date of this Statement of Additional Information, that meant that any notice required to be delivered to shareholders of such Portfolios for the purpose of announcing an intended change in the non-fundamental policy listed below will be provided with at least 60 days’ notice in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: “Important Notice Regarding Change in Investment Policy.” This statement will also appear on the envelope in which such notice is delivered.
a.	The U.S. Government Fixed Income Securities Portfolio will each invest at least 80% of its assets in fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

b.	The U.S. Corporate Fixed Income Securities Portfolio will invest at least 80% of its assets in fixed income securities issued by U.S. corporations.

c.	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio will invest at least 80% of its assets in a portfolio of publicly issued, U.S. mortgage and asset backed securities.
An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust’s shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust’s shareholders. Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust’s shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio’s net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Trust’s portfolio securities at the time of redemption or repurchase.

PORTFOLIO TRANSACTIONS AND VALUATION
PORTFOLIO TRANSACTIONS. Subject to the general supervision of the Board, the Specialist Managers of the respective Portfolios are responsible for placing orders for securities transactions for each of the Portfolios. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, a Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In placing brokerage transactions, the respective Specialist Managers may, however, consistent with the interests of the Portfolios they serve, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, a Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager’s other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. Because the Portfolio has not yet commenced operations, no brokerage commissions have been paid by the Portfolio.
The Trust has adopted procedures pursuant to which each Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. Several of the Trust’s Specialist Managers are affiliated with brokerage firms to which brokerage transactions may, from time to time, be allocated.
In no instance will portfolio securities be purchased from or sold to Specialist Managers, the Adviser or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. It is possible that at times identical securities will be acceptable for both a Portfolio of the Trust and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases it is believed that the ability of a Portfolio to participate in volume transactions may produce better executions for such Portfolio.
PORTFOLIO TURNOVER. Changes may be made in the holdings of any of the Portfolios consistent with their respective investment objectives and policies whenever, in the judgment of the relevant Specialist Manager, such changes are believed to be in the best interests of the Portfolio involved. With the exception of The Small Capitalization Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Fixed Income Portfolio, The Fixed Income II Portfolio and The Fixed Income Opportunity Portfolio, it is not anticipated that the annual portfolio turnover rate for a Portfolio will exceed 100% under normal circumstances. The Fixed Income and Fixed Income II Portfolios have historically had significant portfolio turnover (e.g., over 150%/year), and it is anticipated that such portfolio turnover will continue in the future. A high rate of Portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.
Portfolios may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase a Portfolio’s turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for a Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Portfolio’s securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Because the Portfolio has not commenced operations, it has no portfolio turnover rates to report.
VALUATION. The net asset value per share of the Portfolios is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.
In valuing the Trust’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board shall determine in good faith to reflect the security’s fair value. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange, the security is valued at the mean of the bid and asking price. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of each of the Trust’s Portfolios is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.
When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time certain of the Portfolios’ net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designated to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger
PORTFOLIO HOLDINGS. The Trust may provide information regarding the portfolio holdings of the various Portfolios to its service providers where relevant to duties to be performed for the Portfolios. Such service providers include fund accountants, administrators, investment advisers, custodians, independent public accountants, and attorneys. Non-standard disclosure of portfolio holdings information may also be provided to entities that provide a service to a Specialist Manager, provided that the service is related to the investment advisory services that the Specialist Manager provides to the Portfolios. Neither the Trust nor any service provider to the Trust may disclose material information about the Portfolios’ holdings to other third parties except that information about portfolio holdings may be made available to such third parties provided that the information has become public information by the filing of an annual or semi-annual report or Form N-Q by the Portfolios. In no event shall such information be disclosed for compensation.
ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS
Set forth below is information about those individuals (each of whom is referred to as a “portfolio manager”) who are primarily responsible for day-to-day investment decisions relating to the various Portfolios. All of the portfolio managers are employees of the indicated Specialist Manager and not of the Adviser.
As noted in the Prospectuses, investment in the HC Advisers Shares of the Trust is currently limited to financial intermediaries that have entered into, and maintain, a client agreement with such company; and (ii) are acting in accordance with discretionary authority on behalf of such intermediary’s fiduciary clients, seeks to invest in one or more of the Trust’s Portfolios. Unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio of the Trust for which they are responsible.
The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of March 31, 2010.

It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.
BlackRock Financial Management, Inc. (“BlackRock”) serves as a Specialist Manager for The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. Akiva Dickstein and Matthew Kraeger are responsible for making day-to-day investment decisions for that portion of The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio allocated to BlackRock. Akiva Dickstein and Matthew Kraeger also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT			OTHER POOLED
	COMPANIES			INVESTMENT VEHICLES			OTHER ACCOUNTS
		TOTAL			TOTAL			TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS		NUMBER	ASSETS		NUMBER	ASSETS
Akiva Dickstein	5	$2.28	Billion	24	$4.99	Billion	27	$9.22	Billion
Matthew Kraeger	2	$1.44	Billion	29	$5.36	Billion	45	$17.7	Billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Akiva Dickstein	0	$0	0	$0	3	$857.2	Million
Matthew Kraeger	0	$0	0	$0	3	$857.2	Million
POTENTIAL MATERIAL CONFLICTS OF INTEREST. Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this connection, it should be noted that Messrs. Dickstein and Kraeger each currently manage certain accounts that are subject to performance fees. In addition, a portfolio manager may assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. These policies also seek to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
COMPENSATION. BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.
Base compensation.. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.
Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Mr. Dickstein include a combination of market-based indices (e.g., custom 50% Barclays Capital Mortgage /50% Merrill Lynch 10-Year Treasury Index, Barclays Capital GNMA MBS Index, Barclays Capital Intermediate Government Index, Barclays Capital Intermediate Government/Credit Index, Barclays Capital U.S. Aggregate Index), certain customized indices and certain fund industry peer groups.
BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.
          Long-Term Retention and Incentive Plan (“LTIP”) — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Mr. Dickstein has received awards under the LTIP.
          Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Mr. Kraeger has participated in the deferred compensation program.
Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

          Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.
Mellon Capital Management Corporation (“Mellon Capital”) serves as a Specialist Manager for The U.S. Government Fixed Income Securities Portfolio. Mellon Capital is a wholly-owned, indirect subsidiary of The Bank of New York Mellon Corporation. Below are the portfolio managers responsible for making day-to-day investment decisions for that portion of these Portfolios allocated to Mellon Capital. Mr. David C. Kwan and Ms. Lisa M. O’Connor also provide portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Lisa M. O’Connor	6	2,229M	26	12,524M	26	4,526M
David C. Kwan	6	2,229M	26	12,524M	26	4,526M
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
Lisa M. O’Connor	0	0	2	100M	1	193M
David C. Kwan	0	0	2	100M	1	193M
CONFLICTS OF INTEREST. Mellon Capital manages all accounts noted in the tables above with the same investment philosophy and using the same investment process, thus, limiting contrary positions between accounts. Mellon Capital’s process is to rebalance all portfolios in the same style at the same time to ensure that no single portfolio is advantaged or disadvantaged over the others in the style. The rebalancing is done without regard to client type or fee schedule.
Mellon Capital has policies and procedures in place to address potential conflicts of interest that may arise between a portfolio manager’s management of the fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, Mellon Capital believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
COMPENSATION. The primary objectives of the Mellon Capital compensation plans are to:

Motivate and reward continued growth and profitability , attract and retain high-performing individuals critical to the on-going success of Mellon Capital, motivate and reward superior business/investment performance, create an ownership mentality for all plan participants.

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (cash and deferred). An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) including both short and long term returns and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in partially in cash with the balance deferred through the Long Term Incentive Plan.
These positions that participate in the Long Term Incentive Plan have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. This plan provides for an annual award, payable in cash after a three-year cliff vesting period as well as a grant of BNY Mellon Restricted Stock for senior level roles.
Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts. Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under Bank of New York Mellon Deferred Compensation Plan for Employees.
Seix Investment Advisors LLC (“Seix”) serves as the Specialist Manager for The U.S. Corporate Fixed Income Securities Portfolio. Seix is a wholly-owned subsidiary of RidgeWorth Capital Management, Inc., (“RidgeWorth”). RidgeWorth is a wholly-owned subsidiary of SunTrust Banks, Inc. James F. Keegan, Chief Executive Officer, Chief Investment Officer and Head of the Investment Grade Group, and Adrien Webb, CFA, Managing Director and Senior Portfolio Manager. are the portfolio managers responsible for the day-to-day investment decisions for The U.S. Corporate Fixed Income Securities Portfolio other than the Portfolio’s securitized asset exposure. Both Mr. Keegan and Mr. Webb also provides portfolio management for certain other registered investment companies, pooled investment vehicles and separately managed accounts. Certain information about these responsibilities is set forth below.
OTHER ACCOUNTS MANAGED — TOTAL

	OTHER REGISTERED
	INVESTMENT			OTHER POOLED
	COMPANIES			INVESTMENT VEHICLES			OTHER ACCOUNTS
		TOTAL			TOTAL			TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS		NUMBER	ASSETS		NUMBER	ASSETS
James F. Keegan	9	$3.133	billion	7	$0.728	billion	205	$10.111	billion
Adrien Webb	9	$3.133	billion	7	$0.728	billion	205	$10.111	billion
OTHER ACCOUNTS MANAGED — OF TOTAL LISTED ABOVE, THOSE WHOSE ADVISORY FEE IS BASED ON PERFORMANCE

	OTHER REGISTERED
	INVESTMENT		OTHER POOLED
	COMPANIES		INVESTMENT VEHICLES		OTHER ACCOUNTS
		TOTAL		TOTAL		TOTAL
PORTFOLIO MANAGER	NUMBER	ASSETS	NUMBER	ASSETS	NUMBER	ASSETS
James F. Keegan	0	—	0	—	3	$0.399	billion
Adrien Webb	0	—	0	—	3	$0.399	billion
CONFLICTS OF INTEREST. A portfolio manager’s management of both the Portfolio and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If the Portfolio and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Portfolio. Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Portfolio trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Portfolio. In addition, aggregation of trades may create the potential for unfairness to the Portfolio or another account if one account is favored over another in allocating the securities purchased or sold. Seix has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner Seix believes is fair and equitable. While there is no guarantee that such policies and procedures will be effective in all cases, Seix believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed. The investment decisions Seix makes for the Portfolio may be different from the investment decisions Seix makes for other clients.
COMPENSATION. Seix portfolio managers earn competitive salaries from the Specialist Manager. Portfolio managers receive competitive salaries commensurate with the individual’s experience and responsibilities within Seix. Portfolio managers participate in incentive bonus plans designed to retain high quality investment professionals. Bonuses are based on the pre-tax performance of their accounts relative to the applicable account benchmark and peer groups over a calendar year. The method for determining these portfolio managers’ compensation for the Portfolio is the same as for any other account they manage. In addition, portfolio managers are provided a benefits package. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors.
Additionally, certain portfolio managers may be eligible for one or more of the following additional benefit plans:
401 Excess Plan — This plan provides benefits which would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Specialist Manager, were it not for the imposition of certain statutory limits on qualified plan benefits. Individuals within specific salary levels are eligible for this plan. Participation in the plan is voluntary. So long as an employee meets the criteria, he or she is approved to participate.
ERISA Excess Retirement Plan — This plan provides for benefits to certain executives that cannot be paid to them under tax qualified pension plans as a result of federal restrictions. Participants who are eligible for this plan are those key executives who have earned retirement benefits in excess of the allowable limits and are designated as Participants by the Compensation Committee.
Voluntary Functional Incentive Plan Deferral — This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive. Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Specialist Manager’s annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.
Stock Option Awards — Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual’s senior executive for the business.
Restricted Stock Awards — Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues. Most salaried employees of SunTrust Banks Inc. are eligible for restricted stock awards. The awards often vest based on the recipient’s continued employment with the Specialist Manager, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus and salary will vary depending on the individual’s results, contributions to the organization, adherence to portfolio compliance and other factors.
DIVIDENDS, DISTRIBUTIONS AND TAXES
DIVIDENDS AND DISTRIBUTIONS. As noted in the Prospectuses, each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The Portfolios will declare and distribute dividends on a monthly basis. The Trust expects to distribute any undistributed net investment income and capital gains for the 12-month period ended each October 31, on or about December 31 of each year.
TAX INFORMATION. The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.
The discussions of the federal tax consequences in the Prospectuses and this Additional Statement are based on the Internal Revenue Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.
TAX TREATMENT OF THE PORTFOLIOS. Each Portfolio of the Trust will be treated as a separate corporate entity under the Code, and intends to qualify and continue to qualify as a regulated investment company. For a Portfolio to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code, at the end of each quarter of its taxable year: (i) at least 50% of the market value of a Portfolio’s total assets will be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets will be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). In addition a Portfolio must satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Portfolio’s business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Portfolio’s principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Portfolio from a partnership or trust is treated as derived with respect to the Portfolio’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Portfolio in the same manner as by the partnership or trust.
A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute with respect to each calendar year at least 98% of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) and any remaining undistributed such items from prior years. Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.
If for any taxable year a Portfolio does not qualify for federal tax treatment as a regulated investment company, all of the Portfolio’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable to a Portfolio’s shareholders to the extent of the Portfolio’s current and accumulated earnings and profits.
Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities.

TAX MATTERS RELATING TO THE USE OF CERTAIN HEDGING INSTRUMENTS AND FOREIGN INVESTMENTS. Certain of the Portfolios may write, purchase or sell certain options, futures and foreign currency contracts. Such transactions are subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. Unless a Portfolio is eligible to make, and makes, a special election, any such contract that is a “Section 1256 contract” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year, i.e., each contract will be treated for tax purposes as though it had been sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from transactions in Section 1256 contracts will be 60% long term and 40% short term capital gain or loss. Additionally, Section 1092 of the Code, which applies to certain “straddles,” may affect the tax treatment of income derived by a Portfolio from transactions in option, futures and foreign currency contracts. In particular, under this provision, a Portfolio may, for tax purposes, be required to postpone recognition of losses incurred in certain closing transactions. Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing, and character of income, gain or loss recognized by the Trust.
Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables, and foreign currency options and futures contracts (other than options, futures, and foreign currency contracts that are governed by the mark-to-market and 60%-40% rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss.
Under the Code, dividends or gains derived by a Portfolio from any investment in a “passive foreign investment company” or “PFIC” — a foreign corporation 75% or more of the gross income of which consists of interest, dividends, royalties, rents, annuities or other “passive income” or 50% or more of the assets of which produce “passive income” — may subject a Portfolio to U.S. federal income tax even with respect to income distributed by the Portfolio to its shareholders. In order to address the tax consequences described above, those Portfolios authorized to invest in foreign securities will elect mark-to-market or flow-through treatment for PFIC investments which will in many cases require the Portfolios to recognize ordinary income each year with respect to those investments.
The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Portfolio, and investments in PFICs, are complex and, in some cases, uncertain. Such transactions and investments may cause a Portfolio to recognize taxable income prior to the receipt of cash, thereby requiring the Portfolio to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.
SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIOS IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN A PORTFOLIO.
HISTORY OF THE TRUST AND OTHER INFORMATION
The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of twenty investment portfolios, each with a different objective and differing investment policies. Each Portfolio described in this Statement of Additional Information is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may organize additional investment portfolios in the future. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust’s Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in the Prospectuses, shares of the Trust will be fully paid and non-assessable.
The Trust is authorized to issue two classes of shares in each of its Portfolios. HC Strategic Shares and HC Advisors Shares have identical rights and preferences. The differences between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients’ accounts, and the HC Advisors Shares have servicing fees not applicable to the HC Strategic Shares.

As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board’s selection of the Trust’s independent registered public accounting firm. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.
PRINCIPAL SECURITY HOLDERS. As of the date of this Statement of Additional Information the Portfolios have not yet commenced operations. Accordingly, there were no persons that held, as of record or beneficially, 5% or more of shares of the Portfolios. Hirtle Callaghan & Co., LLC (of which the Adviser is a division) may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust’s Portfolios, with respect to which shares Hirtle Callaghan & Co., LLC disclaims beneficial ownership.
POTENTIAL CONFLICTS OF INTEREST. The Trust, the Adviser and each of the Trust’s Specialist Managers, as well as the Trust’s principal underwriter, have adopted codes of ethics (each, a “17j-1 Code”) under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.
PROXY VOTING
The Trust has adopted Proxy Voting Policies and Procedures (the “Policy”) in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities (the “Equity Portfolios” and the “Institutional Equity Portfolios”) by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers that serve the Equity Portfolios and the Institutional Equity Portfolios the responsibility for voting proxies received by the respective Portfolios in a manner that is designed to maximize the value of the shareholders’ interest. The following table provides a summary of the proxy voting policies and procedures adopted by each such Specialist Manager.
It is qualified by the full policy of each Specialist Manager, each of which is available upon request. Information on how the Portfolios voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available (1) without charge, upon request, by calling 1-800-242-9596, and (2) on the SEC’s website at http://www.sec.gov.
BlackRock Financial Management, Inc. (“BlackRock”)
Pursuant to the BlackRock Global Corporate Governance & Engagement Principles (the “Policy”), the BlackRock Corporate Governance Committee prepares its own analysis of all proxy proposals and determines how to vote on each proposal and votes each proxy proposal.
Under the Policy, BlackRock identifies as a conflict of interest any proxy from an affiliate, client, business partner and vendors, or where an employee of BlackRock is on the Board of Directors of the issuer. BlackRock manages conflicts related to proxies from clients and business partners and vendors through structural separation of the corporate governance function. Proxies received from clients and business partners and vendors are voted on by the Corporate Governance Committee in the normal course. For proxies from issuers that are affiliates or where a BlackRock employee is on the issuer’s Board of Directors, BlackRock manages the conflict by outsourcing the proxy voting to an independent fiduciary.

Mellon Capital Management Corporation (“Mellon Capital”)
Mellon Capital, through its participation on The Bank of New York/Mellon Corporation’s Proxy Policy Committee, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. Mellon Capital generally will oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Mellon Capital will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals.
On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues.
All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Mellon Capital weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.
Mellon Capital recognizes its duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for The Bank of New York/Mellon Corporation securities and affiliated mutual fund securities.
Seix Investment Advisors LLC (“Seix”)
Seix has a Proxy Committee (the “Committee”) that is responsible for establishing policies and procedures designed to ensure that the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary Client accounts. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all Client accounts and product lines.
After a review of established service providers including size, experience and technical capabilities, RidgeWorth Capital Management, Inc. (“RidgeWorth”) contracted with Glass Lewis & Co. (“Glass Lewis”) on behalf of itself and various wholly-owned subsidiaries, including Seix, as its agent to provide certain administrative, clerical, functional recordkeeping and support services related to the firm’s proxy voting processes/procedures, which include, but are not limited to:
1.	The collection and coordination of proxy material from each custodian for each of Seix’s Clients;

2.	The facilitation of the mechanical act of proxy voting, reconciliation, and disclosure for each of Seix’s Clients, in accordance with Seix’s proxy policies and the Committee’s direction; and

3.	Required record keeping and voting record retention of all proxy voting on behalf of Seix’s Clients.
As reflected in Seix’s proxy policies, the Committee will affirmatively vote proxies for proposals that it interprets are deemed to be in the best economic interest of its Clients as shareholders and beneficiaries to those actions.
The Committee will retain the ability to consider Client specific preferences and/or develop and apply criteria unique to Seix’s Client base and product lines, where appropriate. As needed, this information will be communicated to Glass Lewis as Seix’s agent to ensure that the relative shares proxies will be voted accordingly. RidgeWorth has reviewed Glass Lewis’ capabilities as agent for the administrative services above and is confident in its abilities to effectively provide these services. RidgeWorth and Seix will monitor such capabilities on an ongoing basis.
In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Seix discretionary investment management Clients.
As indicated above, the Committee utilizes the services of Glass Lewis, an independent third party agent, to assist with facilitating the administrative, clerical, functional, and recordkeeping proxy duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Seix maintains its own proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to “Taft Hartley” plans and relationships. Employee Retirement Income Security Act of 1974 (“ERISA”) accounts will be voted in accordance with the U.S. domestic proxy policy as ERISA specific guidelines and requirements are incorporated into this policy.
Seix provides and maintains the following standard proxy voting policies:
•	Seix U.S. Domestic Proxy Policy (applied to both ERISA and Non-ERISA related accounts)

•	Seix Taft Hartley Proxy Policy

•	Seix Global/International Proxy Policy
These policies are available as described below. Both brief and extended summaries are available for the Seix Taft Hartley Proxy Policy and Seix Global/International Proxy Policy.
The Committee’s process includes a review and evaluation of relevant information related to the issuer’s proxy, applying the firm’s proxy voting policy in a prudent and appropriate manner and ensuring votes are cast in the best interest of our Clients.
Under the Seix Global/International Proxy Policy, the Committee generally votes in a manner similar to that recommended by Glass Lewis for an account’s international holdings including, to the extent permitted by law, ERISA accounts international holdings. In this regard RidgeWorth and Seix have reviewed, and will monitor, Glass Lewis’ capabilities and conflict policies with respect to international securities proxy vote recommendations.
Please contact the Chief Compliance Officer at Seix Investment Advisors LLC, 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458; or via telephone at (201) 391-0300 for further information, questions and/or concerns regarding Seix’s Proxy Policy; or to receive a complete copy of the Policy.
Conflicts of Interest
Due to its diversified Client base, numerous product lines and affiliation with SunTrust, and its subsidiaries, the Proxy Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.
Although Seix utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:
1.	Retain an independent fiduciary to vote the shares; and/or

2.	Send the proxy material to the Client (in the case of Mutual Funds, the Mutual Funds’ shareholders) so it may vote the proxies.
Although Seix does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
PricewaterhouseCoopers LLP serves as the Trust’s independent registered public accounting firm. The Trust’s financial statements as of June 30, 2010 have been audited by PricewaterhouseCoopers LLP whose address is 41 South High Street, Suite 2500, Columbus, OH, 43215. Such financial statements and accompanying report are set forth in the Trust’s Annual Report to Shareholders, which accompanies this Statement of Additional Information and is incorporated herein by reference.

RATINGS APPENDIX
RATINGS FOR CORPORATE DEBT SECURITIES

Moody’s Investors Service, Inc.	Standard & Poor’s Ratings Services

Aaa	AAA

Judged to be of the best quality; smallest degree of investment risk.	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

Aa	AA

Judged to be of high quality by all standards; together with Aaa group, comprise what are generally known as “high grade bonds.”	Also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A	A

Possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Strong capacity to pay principal and interest, although securities in this category are somewhat upper medium grade more susceptible to the adverse effects of changes in circumstances and economic conditions.

Baa	BBB

Medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for present but certain protective elements may be lacking or unreliable over time. Lacking in outstanding investment characteristics and have speculative characteristics as well.
Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Ba	BB

Judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may every moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.
Bonds rated BB are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

B	B

Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.	Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Caa	CCC

Of poor standing, such issues may be in default or there may be present elements of danger with respect to principal or interest.	Bonds rated CCC have a current vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

Ca	CC

Represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.	Bonds rated CC have a current high vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

The rating CC is also applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C	C

The lowest rated class; can be regarded as having extremely poor prospects of ever attaining any real investment standing.	The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI

Reserved for income bonds on which no interest is being paid.

D

In payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

RATINGS FOR MUNICIPAL SECURITIES
The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for short term municipal notes:
     SP-1 — Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.
     SP-2 — Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.
The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for short term notes:
     MIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
     MIG-1 — Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.
RATINGS FOR COMMERCIAL PAPER
The following summarizes the two highest ratings used by Standard & Poor’s Ratings Services for commercial paper:
     Commercial Paper rated A-1 by Standard & Poor’s Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.
The following summarizes the two highest ratings used by Moody’s Investors Service, Inc. for commercial paper:
     The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Part C: OTHER INFORMATION
Item 28. Exhibits
(a)	(1)	Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware. (Incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

	(2)	Amended and Restated Declaration and Agreement of Trust (as amended March 8, 2010). (Incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)
(b)	Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999, April 14, 2000, December 10, 2008 and March 8, 2010). (Incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(c)	[instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)	Investment Advisory Agreements
(1)(a)	Advisory Agreement, dated January 5, 2007, between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(1)(b)	Amendment, dated March 11, 2008, to Advisory Agreement dated January 5, 2007 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(1)(c)	Amendment, dated August 1, 2008, to the Advisory Agreement dated January 5, 2007 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(c) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

(1)(d)	Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.) related to The Institutional Value Equity Portfolio, The Institutional Growth Equity Portfolio, The Institutional Small Capitalization Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(1)(d) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

(1)(e)	Amendment, dated August 1, 2008, to the Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC (formerly, Hirtle, Callaghan & Co, Inc.). (Incorporated herein by reference to Exhibit (d)(1)(e) of Post-Effective Amendment No. 39 filed with the Securities and Exchange Commission on August 11, 2008.)

(1)(f)	Revised Schedule A, dated June 8, 2010, to the Advisory Agreement dated June 30, 2008 between the Trust and Hirtle, Callaghan & Co., LLC. (Incorporated herein by reference to Exhibit (d)(1)(f) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(2)	Portfolio Management Agreement, dated September 15, 2006, between the Trust and Institutional Capital LLC related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)(a)	Portfolio Management Contract, dated July 27, 2001, between the Trust and SSgA Funds Management, Inc. related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(3)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(3)(b)	Amendment, dated October 3, 2003, to the Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Value Equity Portfolio, dated July 27, 2001. (Incorporated herein by reference to Exhibit (d)(3)(b) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(4)(a)	Portfolio Management Contract, dated July 27, 2001, between the Trust and SSgA Funds Management, Inc. related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(4)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(4)(b)	Amendment, dated October 3, 2003, to the Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to The Growth Equity Portfolio, dated July 27, 2001. (Incorporated herein by reference to Exhibit (d)(4)(b) of Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(5)(a)	Portfolio Management Contract, dated July 27, 1995 between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(5)(a) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(5)(b)	Amendment, dated September 1, 2003, to Portfolio Management Contract between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Exhibit (d)(5)(b) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(5)(c)	Amendment, dated November 1, 2004, to Portfolio Management Contract between the Trust and Jennison Associates LLC related to The Growth Equity Portfolio, dated July 27, 1995. (Incorporated herein by reference to Exhibit (d)(5)(c) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(6)(a)	Portfolio Management Contract, dated December 16, 1999, between the Trust and Frontier Capital Management LLC related to The Small Capitalization Equity Portfolio.

(Incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

(6)(b)	Amendment, dated September 1, 2003, to the Portfolio Management Contract between the Trust and Frontier Capital Management LLC related to The Small Capitalization Equity Portfolio, dated December 16, 1999. (Incorporated herein by reference to Exhibit (d)(6)(b) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(7)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Sterling Johnston Capital Management, Inc. related to The Small Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(8)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Capital Guardian Trust Company related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(9)	Portfolio Management Contract, dated July 1, 2008, between the Trust and Artisan Partners Limited Partnership related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(10)	Portfolio Management Contract, dated November 30, 2005, between the Trust and Aberdeen Asset Management, Inc. (formerly Deutsche Asset Management, Inc. and Morgan Grenfell Capital Management Inc.) related to The Fixed Income Portfolio. (Incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(11)	Portfolio Management Agreement, dated November 28, 2006, between BlackRock Financial Management, Inc. and the Trust related to The Fixed Income II Portfolio. (Incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(12)	Portfolio Management Contract, dated April 30, 2007, between the Trust and Seix Investment Advisors LLC (formerly, Seix Advisors) related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(13)	Portfolio Management Contract, dated July 1, 2008, between the Trust and IronBridge Capital Management LLC related to The Small Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 38 filed with the Securities and Exchange Commission on June 27, 2008.)

(15)	Portfolio Management Contract, dated February 28, 2006, between the Trust and Breckinridge Capital Advisors, Inc. related to The Short-Term Municipal Bond Portfolio. (Incorporated by reference to Exhibit (d)(18)(b) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(16)	Portfolio Management Contract, dated May 22, 2006, between the Trust and Sustainable Growth Advisers, L.P. related to The Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(17)	Portfolio Management Contract, dated May 22, 2006, between Causeway Capital Management, LLC related to The International Equity Portfolio. (Incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on September 1, 2006.)

(18)	Portfolio Management Agreement, dated June 30, 2008, between the Trust and Institutional Capital LLC related to The Institutional Value Equity Portfolio. (Incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(19)	Portfolio Management Contract, dated June 30, 2008, between the Trust and SSgA Funds Management, Inc. related to The Institutional Value Equity Portfolio. (Incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(20)	Portfolio Management Contract, dated June 30, 2008, between the Trust and SSgA Funds Management, Inc. related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(21)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Jennison Associates LLC related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(22)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Sustainable Growth Advisers, L.P. related to The Institutional Growth Equity Portfolio. (Incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(23)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Frontier Capital Management Company, LLC related to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(24)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Sterling Johnston Capital Management, L.P. related to The Institutional Small Capitalization Equity Portfolio. (Incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 40 filed with the Securities and Exchange Commission on September 4, 2008.)

(25)	Portfolio Management Contract, dated June 30, 2008, between the Trust and IronBridge Capital Management LP related to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(26)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Capital Guardian Trust Company related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(27)	Portfolio Management Contract, dated June 30, 2008, between the Trust and Artisan Partners Limited Partnership related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(28)	Portfolio Management Contract, dated August 13, 2008, between the Trust and Causeway Capital Management LLC related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 41 filed with the Securities and Exchange Commission on October 15, 2008.)

(30)	Portfolio Management Agreement, dated January 7, 2009, between the Trust and Wellington Management Company, LLP related to The Real Estate Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(31)	Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. related to The Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(32)	Portfolio Management Agreement, dated December 5, 2008, between the Trust and AllianceBernstein L.P. with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(33)	Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company Inc. with respect to The Institutional Value Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(34)	Portfolio Management Agreement, dated December 23, 2008, between the Trust and Pacific Investment Management Company Inc. with respect to The Institutional Growth Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(35)	Portfolio Management Agreement, dated February 11, 2009, between the Trust and Standish Mellon Asset Management Company with respect to The Intermediate Term Municipal Bond Portfolio. (Incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(36)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. with respect to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(37)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and Pzena Investment Management, LLC with respect to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(38)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and SSgA Funds Management, Inc. with respect to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(39)	Portfolio Management Agreement, dated August 28, 2009, between the Trust and Pzena Investment Management, LLC with respect to The Institutional Small Capitalization Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(40)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(41)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(42)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The Institutional International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(43)	Portfolio Management Agreement, dated November 18, 2009, between the Trust and The Boston Company Asset Management LLC related to The Emerging Markets Portfolio. (Incorporated herein by reference to Exhibit (d)(43) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(44)	Portfolio Management Agreement, dated December 18, 2009, between the Trust and SSgA Funds Management, Inc. related to The International Equity Portfolio. (Incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 47 filed with the Securities and Exchange Commission on January 13, 2010.)

(45)	Form of Portfolio Management Agreement between the Trust and Pacific Investment Management Company, LLC related to The Fixed Income Opportunity Portfolio. (Incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(46)	Form of Portfolio Management Agreement between the Trust and Pacific Investment Management Company LLC related to The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(47)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Wellington Management Company, LLP related to the Global Natural Resources Equity Strategy of The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(48)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Wellington Management Company, LLP related to the Commodity Futures Strategy of The Commodity Related Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(49)	Portfolio Management Agreement, dated April 1, 2010, between the Trust and Breckinridge Capital Advisors, Inc. related to The Intermediate Term Municipal Bond II Portfolio. (Incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(50)	Form of Portfolio Management Agreement between the Trust and Mellon Capital Management related to The U.S. Government Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(51)	Form of Portfolio Management Agreement between the Trust and Seix Investment Advisors LLC related to The U.S. Corporate Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(52)	Form of Portfolio Management Agreement between the Trust and BlackRock Financial Management related to The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio. (Incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)
(e)	Distribution Agreement, dated April 1, 2009, between Unified Financial Securities, Inc. (Incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(f)	[bonus, pension and profit-sharing plans] Not Applicable.

(g) (1)(a)	Custodian Agreement, dated February, 2006 between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(a) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(1)(b)	Foreign Custody Manager Delegation Agreement , dated July 2, 2001, between Bankers Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(b) of Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

(1)(c)	Revised Schedule D, dated June 8, 2010, to the Custodian Agreement dated February, 2006, between State Street Bank and Trust Company and the Trust. (Incorporated herein by reference to Exhibit (g)(1)(c) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)
(h)	Other Material Contracts
(1)(a)	Administration Agreement, dated as of January 1, 2003 between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(1)(b)	Amendment dated January 1, 2005 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(1)(c)	Amendment dated December 14, 2005 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(1)(d)	Amendment dated January 16, 2007 to Administration Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(1)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(2)(a)	Fund Accounting Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(2)(b)	Amendment dated January 1, 2005 to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(2)(c)	Amendment dated December 14, 2005 to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(2)(d)	Amendment dated January 16, 2007 to Fund Accounting Agreement between B Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(2)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(2)(e)	Revised Schedule A, dated June 8, 2010, to the Fund Accounting Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(2)(e) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(3)(a)	Transfer Agency Agreement, dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust. (Incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

(3)(b)	Amendment dated January 1, 2005 to Transfer Agent Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(b) of Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(3)(c)	Amendment dated December 14, 2005 to Transfer Agent Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(c) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(3)(d)	Amendment dated January 16, 2007 to Transfer Agency Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(3)(d) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(3)(e)	Revised Schedule A, dated June 8, 2010, to the Transfer Agency Agreement dated as of January 1, 2003, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc. ) and the Trust. (Incorporated herein by reference to Exhibit (h)(3)(e) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(4)	Reserved

(5)(a)	Compliance Services Agreement, dated September 14, 2004, between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and The Hirtle Callaghan Trust. (Incorporated herein by reference to Exhibit (h)(5)(a) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(5)(b)	Amendment, dated April 29, 2005, to the Compliance Services Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust,

dated September 14, 2004. (Incorporated herein by reference to Exhibit (h)(5)(b) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(5)(c)	Amendment, dated December 27, 2005, to the Compliance Services Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated September 14, 2004. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on October 31, 2006.)

(5)(d)	Amendment, dated July 1, 2007, to the Compliance Services Agreement between Citi Fund Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc.) and the Trust, dated January 1, 2003. (Incorporated herein by reference to Exhibit (h)(5)(c) to Post-Effective Amendment No. 31 filed with the Securities and Exchange Commission on August 30, 2007.)

(6)(a)	Compliance Services Agreement between the Trust and Alaric Compliance Services LLC dated January 1, 2009. (Incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(6)(b)	Revised Schedule A, dated June 8, 2010, to the Compliance Services Agreement between the Trust and Alaric Compliance Services LLC dated January 1, 2009. (Incorporated herein by reference to Exhibit (h)(6)(b) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)
(i)	Opinion of Counsel is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	[Omitted Financial Statements] Not Applicable.

(l)	[Agreements regarding initial capital] Not Applicable.

(m)	Rule 12b-1 plan adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(n)	Plan pursuant to Rule 18f-3 adopted December 10, 2009, revised March 8, 2010. (Incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(o)	Reserved.
(p)	(1)	Integrity Policy, dated December 30, 2008, adopted by Hirtle Callaghan & Co. LLC (formerly, Hirtle, Callaghan & Co. Inc.). (Incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(2)	Code of Ethics, dated November 1, 2009, adopted by SSgA Funds Management, Inc. (Incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(3)	Code of Ethics, dated May 3, 2010, adopted by Artisan Partners Limited Partnership. (Incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(4)	Code of Ethics, dated March, 2010, adopted by Frontier Capital Management Company LLC. (Incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(5)	Code of Ethics, dated June 1, 2010, adopted by Institutional Capital LLC. (Incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(6)	Code of Ethics, dated December 1, 2009, adopted by BlackRock Advisors, Inc. (Incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(7)	Code of Ethics, dated September 29, 2009 adopted by Sterling Johnston Capital Management, Inc. (Incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(8)	Code of Ethics, dated June 24, 2009, adopted by Seix Investment Advisors LLC (formerly Seix Advisors). (Incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(9)	Code of Ethics, dated December, 2009, adopted by IronBridge Capital Management LLC. (Incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(10)	Code of Ethics, dated January, 2008, adopted by Sustainable Growth Advisers, L.P. (Incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 37 filed with the Securities and Exchange Commission on June 20, 2008.)

(11)	Code of Ethics, dated February 1, 2010, adopted by Causeway Capital Management LLC. (Incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(12)	Code of Ethics, dated October 1, 2008, adopted by Wellington Management Company LLP. (Incorporated herein by reference to Exhibit (p)(20) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(13)	Code of Ethics, dated January, 2009 adopted by Breckinridge Capital Advisors, Inc. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 43 filed with the Securities and Exchange Commission on August 31, 2009.)

(14)	Code of Ethics, dated June 30, 2010, adopted by Jennison Associates LLC. (Incorporated herein by reference to Exhibit (p)(14) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)

(15)	Code of Ethics, dated January 4, 2010, adopted by Pzena Investment Management, LLC. (Incorporated herein by reference to Exhibit (p)(15) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(16)	Code of Ethics, dated March 31, 2010, adopted by Aberdeen Asset Management, Inc. (Incorporated herein by reference to Exhibit (p)(16) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(17)	Code of Ethics, dated March, 2010, adopted by Capital Guardian Trust Company. (Incorporated herein by reference to Exhibit (p)(17) of Post-Effective Amendment No. 53 filed with the Securities and Exchange Commission on June 18, 2010.)

(18)	Code of Ethics, dated May 1, 2009, adopted by Pacific Investment Management Company LLC. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 44 filed with the Securities and Exchange Commission on October 14, 2009.)

(19)	Code of Ethics, dated October, 2009, adopted by AllianceBernstein L.P. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 50 filed with the Securities and Exchange Commission on March 12, 2010.)

(20)	The Personal Securities Trading Policy, dated November 2007, adopted by The Boston Company Asset Management LLC. (Incorporated herein by reference to Exhibit (p)(23) of Post-Effective Amendment No. 45 filed with the Securities and Exchange Commission on December 21, 2009.)

(21)	The Code of Conduct, dated November 2009, adopted by The Boston Company Asset Management LLC. (Incorporated herein by reference to Exhibit (p)(21) of Post-Effective Amendment No. 54 filed with the Securities and Exchange Commission on August 27, 2010.)
Item 29.	Persons Controlled by or Under Common Control with the Fund

None.
Item 30.	Indemnification
Reference is made to Article VII of the Trust’s Amended and Restated and Declaration of Trust and to Article VI of the Trust’s By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the “Act”), as amended, the Trust furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.	Business and Other Connections of the Investment Adviser
Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Specialist Manager’s Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

Investment Manager	SEC File No. 801-
Artisan Partner Limited Partnership	48435
Frontier Capital Management Co.	15724
Jennison Associates LLC	5608
Institutional Capital LLC	40779
Aberdeen Asset Management, Inc. (formerly, Deutsche Asset Management, Inc. and Morgan Grenfell Asset Management)	49966
BlackRock Financial Management, Inc.	48433
SSgA Funds Management, Inc.	60103
Sterling Johnston Capital Management LLC	24483
Capital Guardian Trust Company	60145
Seix Investment Advisors LLC	68743
Mellon Capital Management Corporation (formerly, Franklin Portfolio Associates)	54328
IronBridge Capital Management, LP	57534
Breckinridge Capital Advisors, Inc.	53833
Causeway Capital Management LLC	60343
Sustainable Growth Advisors, L.P.	62151
Wellington Management Company LLP	15908
AllianceBernstein LP	56720
Pacific Investment Management Company Inc.	48187
Standish Mellon Asset Management Company	60527
Pzena Investment Management, LLC	50838
The Boston Company Asset Management LLC	6829
HC Capital Solutions, (formerly Hirtle, Callaghan & Co., LLC) (“HC Capital”) has entered into an Investment Advisory Agreement with the Trust under which HC Capital has investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HC Capital’s officers and directors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedules A and D of HC Capital’s Form ADV, File No. 801-32688, which has been filed with the Securities and Exchange Commission.

Item 32. Principal Underwriters.
(a)	Unified Financial Securities, Inc. Registrant’s underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1)	API Funds

2)	Appleton Funds

3)	Dividend Growth Trust

4)	Dreman Contrarian Funds

5)	Huntington Funds

6)	James Advantage Funds

7)	Penn Street Fund

8)	RiverNorth Funds

9)	HC Capital Trust

10)	Unified Series Trust

11)	Valued Advisers Trust

(b)	The following officers of Unified Financial Securities, Inc., the Registrant’s underwriter, hold the following positions with the Registrant. Their business address is 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208.

Name	Position with Underwriter	Position with Registrant
Melissa Gallagher	President and Treasurer	None
John C. Swhear	Vice President, Chief Compliance Officer and AML Officer	None
Edward J. Kane	Vice President	None
A. Dawn Story	Vice President	None
Anna Maria Spurgin	Assistant Vice President	None
Varanont Oat Ruchira	Assistant Vice President	None
Richard A. Cheap	Secretary	None
Larry D. Case	Assistant Secretary	None
Item 33. Location of Accounts and Records.
(a)	State Street Bank and Trust Company, State Street Financial Center, One Lincoln St., Boston, Massachusetts 02111 (records relating to its function custodian.)

(b)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

(c)	Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:

Investment Manager	Location of Accounts and Records
The International Equity Portfolio
Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Investment Manager	Location of Accounts and Records
Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

1000 North Water Street
Milwaukee, WI 53202

Causeway Capital Management LLC	11111 Santa Monica Blvd.,
Suite 1550
Los Angeles, CA 90025

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Small Capitalization Equity Portfolio
Frontier Capital Management	99 Summer Street
Company	Boston, MA 02110

Sterling Johnston Capital Management, Inc.	One Sansome Street, Suite 1800
San Francisco, CA 94104

IronBridge Capital Management LLC	One Parkview Plaza, Suite 600,
Oakbrook Terrace, IL 60181

Pzena Investment Management LLC	120 West 45th Street,
20th Floor
NY, NY 10036

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Value Equity Portfolio
SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Institutional Capital LLC	225 West Wacker
Chicago, IL 60606

AllianceBernstein L.P.	1345 Avenue of the Americas
NY, NY 10105

The Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

Investment Manager	Location of Accounts and Records
SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

The Institutional International Equity Portfolio
Capital Guardian Trust Company	333 South Hope Street
Los Angeles, CA 90071

Artisan Partners Limited Partnership	100 Pine Street, Suite 2950
San Francisco, CA 94111

1000 North Water Street
Milwaukee, WI 53202

Causeway Capital Management LLC	11111 Santa Monica Blvd.,
Suite 1550
Los Angeles, CA 90025

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Institutional Small Capitalization Equity Portfolio
Frontier Capital Management	99 Summer Street
Company	Boston, MA 02110

Sterling Johnston Capital Management, Inc.	One Sansome Street, Suite 1800
San Francisco, CA 94104

IronBridge Capital Management LLC	One Parkview Plaza, Suite 600,
Oakbrook Terrace, IL 60181

Pzena Investment Management LLC	120 West 45th Street,
20th Floor
NY, NY 10036

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111
The Institutional Value Equity Portfolio
SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Institutional Capital LLC	225 West Wacker
Chicago, IL 60606

Investment Manager	Location of Accounts and Records
AllianceBernstein L.P.	1345 Avenue of the Americas
NY, NY 10105

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

The Institutional Growth Equity Portfolio
Jennison Associates LLC	466 Lexington Ave.
New York, NY 10017

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Sustainable Growth Advisers, L.P.	301 Tresser Blvd., Suite 1310
Stamford, CT 06901

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

The Fixed Income Portfolio
Aberdeen Asset Management, Inc.	1114 Avenue of the Americas
New York, NY 100362

1735 Market Street
Philadelphia, PA 19103

The Intermediate-Term Municipal Bond Portfolio
Standish Mellon Asset Management Company	BNY Mellon Center
201 Washington St.
Suite 2900
Boston, MA 02108

The Intermediate Term Municipal Bond II Portfolio
Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110

The Fixed Income II Portfolio
BlackRock Financial Management, Inc.	100 Bellevue Parkway
Wilmington, DE 19809

The Fixed Income Opportunity Portfolio
Seix Investment Advisors LLC	10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458

Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

Investment Manager	Location of Accounts and Records
The Short-Term Municipal Bond Portfolio
Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110

The Emerging Markets Portfolio
SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

The Boston Company Asset Management LLC	One Boston Place
Boston, MA 02108

The Real Estate Securities Portfolio
Wellington Management Company LLP	75 State Street
Company LLP	Boston , MA 02109

The Commodity Related Securities Portfolio
Pacific Investment Management Corporation	840 Newport Center Drive
Newport Beach, CA 92660

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

Wellington Management Company LLP	75 State Street
Boston , MA 02109

The Intermediate Term Municipal Bond II Portfolio
Breckinridge Capital Advisors, Inc.	200 High Street
Boston, Massachusetts 02110

SSgA Funds Management, Inc.	State Street Financial Center
One Lincoln St.
Boston, MA 02111

U.S. Government Fixed Income Securities Portfolio
Mellon Capital Management Corporation	One Boston Place, 29th Floor
(formerly, Franklin Portfolio Associates LLC)	Boston, MA 02108

The U.S. Corporate Fixed Income Securities Portfolio
Seix Investment Advisors LLC	10 Mountainview Road, Suite C-200
Upper Saddle River, NJ 07458

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
BlackRock Financial Management, Inc.	100 Bellevue Parkway
Wilmington, DE 19809

Item 34. Management Services.
None.
Item 35. Undertakings
Not Applicable.

POWER OF ATTORNEY
KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, a Trustee of HC Capital Trust, a Delaware statutory trust (the “Trust”), does hereby constitute and appoint Donald E. Callaghan, Robert J. Zion and Colette Bull, and each of them, his true and lawful attorney and agent to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable to enable the Trust to comply with the Securities Act of 1933, as amended (“Securities Act”), the Investment Company Act of 1940, as amended (“1940 Act”) and any rules, regulations and requirements of the Securities and Exchange Commission (“SEC”), in connection with the registration under the Securities Act of the shares of beneficial interest of the Trust (the “Securities”) and in connection with the registration of the Trust under the 1940 Act, including specifically, but without limiting the generality of the foregoing, the power and authority to sign for on behalf of the Trust and the undersigned, the name of the undersigned as Trustee or an officer, as appropriate, of the Trust to a Registration Statement or to any amendment thereto filed with the SEC with respect to the Securities or with respect to the Trust and to any instrument or document filed as part of, as an exhibit to or in connection with any Registration Statement or amendment. This power of attorney supersedes and replaces the previous power of attorney executed by the undersigned as a Trustee of the Trust on or about September 11, 2008.
IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of June 8, 2010.

/s/ Harvey G. Magarick	/s/ R. Richard Williams

Harvey G. Magarick, Trustee	R. Richard Williams, Trustee

/s/ Jarrett Burt Kling	/s/ Richard W. Wortham

Jarrett Burt Kling, Trustee	Richard W. Wortham III, Trustee

/s/ Robert J. Zion	/s/ Donald E. Callaghan

Robert J. Zion, Trustee	Donald E. Callaghan, Trustee

HC CAPITAL TRUST
POWER OF ATTORNEY
     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint ROBERT J. ZION and COLETTE BULL, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 8th day of June, 2010.

/s/ Donald E. Callaghan
Donald E. Callaghan

HC CAPITAL TRUST
POWER OF ATTORNEY
     KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee and officer of HC Capital Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”), does hereby make, constitute and appoint DONALD E. CALLAGHAN and COLETTE BULL, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and re-substitution, in any and all capacities, to execute for an on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of beneficial interest of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the U.S. Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 8th day of June, 2010.

/s/ Robert J. Zion
Robert J. Zion

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 55 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused of this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Conshohocken and State of Pennsylvania on the 1st day of September, 2010.

HC Capital Trust
*
Donald E. Callaghan
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

* Robert J. Zion	Trustee, Treasurer and Vice-President (Principal Financial Officer)	September 1, 2010

* Donald E. Callaghan	Trustee	September 1, 2010

* Jarrett Burt Kling	Trustee	September 1, 2010

* Harvey Magarick	Trustee	September 1, 2010

* R. Richard Williams	Trustee	September 1, 2010

* Richard W. Wortham, III	Trustee	September 1, 2010

*By:	/s/ Colette Bull
Colette Bull
As Attorney-in-fact September 1, 2010

Exhibit List
Item 28:
(i)	Opinion of Counsel.
(j)	Consent of Independent Registered Public Accounting Firm.